Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No.: 333-200831

Baillie Gifford Funds

Prospectus

April 30, 2018

Classes of Shares

	Class K	Institutional Class
The Asia Ex Japan Fund	BASKX	BSASX
The EAFE Fund	BGEKX	BGESX
The EAFE Choice Fund	BKGCX	BGCSX
The EAFE Pure Fund	BGPKX	BSGPX
The Emerging Markets Fund	BGKEX	BGEGX
The Global Alpha Equity Fund	BGAKX	BGASX
The Global Select Equity Fund	BGSKX	BGSSX
The International Concentrated Growth Fund	BTLKX	BTLSX
The International Equity Fund	BGIKX	BINSX
The Long Term Global Growth Equity Fund	BGLKX	BSGLX
The Positive Change Equity Fund	BPEKX	BPESX
The U.S. Equity Growth Fund	BGGKX	BGGSX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Each fund listed above (each, a "Fund") may offer multiple classes of shares. This Prospectus covers only Class K and Institutional Class shares of the Funds.

Table of Contents

  Fund Summaries
    The Asia Ex Japan Fund
    The EAFE Fund
    The EAFE Choice Fund
    The EAFE Pure Fund
    The Emerging Markets Fund
    The Global Alpha Equity Fund
    The Global Select Equity Fund
    The International Concentrated Growth Fund
    The International Equity Fund
    The Long Term Global Growth Equity Fund
    The Positive Change Equity Fund
    The U.S. Equity Growth Fund
  Principal Investment Strategies
  Additional Investment Strategies
  Principal Investment Risks
  Fund Management
    Investment Manager
    Investment Teams
  Shares
    Share Classes
    How Shares are Priced
    How to Buy Shares
    Restrictions on Buying Shares
    Buying, Selling, and Exchanging Shares through Financial Intermediaries
    How to Sell Shares
    Share Dividends and Distributions
    Tax
  Financial Highlights
    Baillie Gifford The EAFE Fund
    Baillie Gifford The EAFE Choice Fund
    Baillie Gifford The EAFE Pure Fund
    Baillie Gifford The Emerging Markets Fund
    Baillie Gifford The Global Alpha Equity Fund
    Baillie Gifford The Global Select Equity Fund
    Baillie Gifford The International Concentrated Growth Fund
    Baillie Gifford The International Equity Fund
    Baillie Gifford The Long Term Global Growth Equity Fund
    Baillie Gifford The Positive Change Equity Fund
    Baillie Gifford The U.S. Equity Growth Fund
  Additional Performance Information
  Historical Performance Information for Similar Accounts
  Additional Information about Active Share
  Contacts and Further Information

Fund Summaries

The Asia Ex Japan Fund

Investment Objective

The Asia Ex Japan Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.56%	0.71%
Total Annual Fund Operating Expenses	1.28%	1.43%
Fee Waiver and/or Expense Reimbursement(c)	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.87%	1.02%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Class K and Institutional Class were unfunded as of December 31, 2017. Therefore Other Expenses have been estimated for the current fiscal year assuming Fund assets of $25 million, the minimum initial investment amount for Class K shares.

(c) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$89	$104
3 Years	$365	$412

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund will seek to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in Asia excluding Japan and including the Indian subcontinent.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries contained in the MSCI All Country Asia Ex Japan Index. The MSCI All Country Asia Ex Japan Index includes large-cap, mid-cap, and small-cap issuers from a variety of countries including China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, and Thailand. The economies of many of these countries are considered emerging market economies, and some may be considered frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI All Country Asia Ex Japan benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-100 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The Fund had not commenced operations as of December 31, 2017. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Ewan Markson-Brown	Portfolio Manager	N/A
Roderick Snell	Portfolio Manager	N/A

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.09%	0.09%
Total Annual Fund Operating Expenses	0.60%	0.60%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager"). Management Fees have been restated to reflect the effects of Advisory Fee breakpoints as applied to the average daily net assets of the Fund over the prior fiscal year.

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$61	$61
3 Years	$192	$192
5 Years	$335	$335
10 Years	$750	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may additionally invest up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs"). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 94%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund. The principal risks of investing in the Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  China Risk – Investing in securities of Chinese issuers, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares(1)

2009
2010
2011
2012
2013
2014
2015
2016
2017
60.00%
40.00%
20.00%
0.00%
-20.00%
45.75%
16.60%
-11.70%
18.78%
28.69%
-6.94%
-3.07%
1.34%
46.09%

Highest Quarterly Return: 27.36% (Q2, 2009)

Lowest Quarterly Return: -21.66% (Q3, 2011)

 (1) Class 2 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares, and Institutional Class shares are generally expected to incur higher expenses than Class 2 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements.  The table compares the Fund's returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund's performance. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	5 Years	Since Fund Inception (03/06/2008)
Class 2 Returns Before Taxes	46.09%	11.44%	6.25%
Class 2 Returns After Taxes on Distributions	45.39%	10.52%	5.55%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	26.87%	8.89%	4.77%
Class K Returns Before Taxes(1)	46.07%	11.44%	6.25%
Institutional Class Returns Before Taxes(1)	46.00%	11.30%	6.10%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	25.62%	8.39%	3.48%
MSCI ACWI (ex U.S.) Index(2)	27.77%	7.29%	3.28%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2008
Julia Angeles	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2012
Tom Coutts	Portfolio Manager	2008
Brian Lum	Portfolio Manager	2015
Kavé Sigaroudinia	Portfolio Manager	2008

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.16%	0.16%
Total Annual Fund Operating Expenses	0.68%	0.68%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$69	$69
3 Years	$218	$218
5 Years	$379	$379
10 Years	$847	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs"). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares(1)

2010
2011
2012
2013
2014
2015
2016
2017
40.00%
20.00%
0.00%
-20.00%
12.14%
-12.54%
21.81%
21.20%
-4.25%
-2.16%
0.59%
31.28%

Highest Quarterly Return: 17.74% (Q3, 2010)

Lowest Quarterly Return: -18.23% (Q3, 2011)

(1) Class 2 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares, and Institutional Class shares are generally expected to incur higher expenses than Class 2 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	5 Years	Since Fund Inception (12/17/2009)
Class 2 Returns Before Taxes	31.28%	9.38%	8.94%
Class 2 Returns After Taxes on Distributions	30.97%	8.82%	8.22%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	18.27%	7.24%	6.91%
Class K Returns Before Taxes(1)	31.28%	9.38%	8.94%
Institutional Class Returns Before Taxes(1)	31.27%	9.25%	8.80%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	25.62%	8.39%	6.98%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2009
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Moritz Sitte	Portfolio Manager	2014
Tom Walsh	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.14%	0.14%
Total Annual Fund Operating Expenses	0.66%	0.66%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$67	$67
3 Years	$211	$211
5 Years	$368	$368
10 Years	$822	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs"). In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares(1)

2015
2016
2017
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
4.61%
-0.20%
28.59%

Highest Quarterly Return: 8.84% (Q2, 2017)
Lowest Quarterly Return: -9.20% (Q3, 2015)

(1) Class 2 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares, and Institutional Class shares are generally expected to incur higher expenses than Class 2 shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	Since Fund Inception (04/15/2014)
Class 2 Returns Before Taxes	28.59%	6.54%
Class 2 Returns After Taxes on Distributions	28.14%	6.24%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	16.73%	5.07%
Class K Returns Before Taxes(1)	28.67%	6.56%
Institutional Class Returns Before Taxes(1)	28.61%	6.43%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	25.62%	5.57%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2014
Iain Campbell	Portfolio Manager	2014
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2014
Moritz Sitte	Portfolio Manager	2014
Tom Walsh	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.13%	0.13%
Total Annual Fund Operating Expenses	0.85%	0.85%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$87	$87
3 Years	$271	$271
5 Years	$471	$471
10 Years	$1,049	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI Emerging Markets Index was 66%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  China Risk – Investing in securities of Chinese issuers, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 5 Shares(1)

2008
2009
2010
2011
2012
2013
2014
2015
2016
2017
150.00%
100.00%
50.00%
0.00%
-50.00%
-100.00%
-56.41%
98.09%
19.73%
-20.20%
13.94%
3.98%
0.26%
-8.24%
3.24%
53.25%

Highest Quarterly Return: 45.28% (Q2, 2009)

Lowest Quarterly Return: -30.03% (Q4, 2008)

(1) Class 5 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K and Institutional Class shares are generally expected to incur higher expenses than Class 5 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 5 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	5 Years	10 Years
Class 5 Returns Before Taxes	53.25%	8.64%	3.59%
Class 5 Returns After Taxes on Distributions	52.68%	8.28%	2.57%
Class 5 Returns After Taxes on Distributions and Sale of Fund Shares	30.86%	6.72%	2.32%
Class K Returns Before Taxes(1)	52.98%	8.51%	3.49%
Institutional Class Returns Before Taxes(1)	52.95%	8.38%	3.35%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index(2)	37.75%	4.73%	2.02%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares and has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Class K and Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Mike Gush	Portfolio Manager	2005
Ewan Markson-Brown	Portfolio Manager	2013
Richard Sneller	Portfolio Manager	2003
Andrew Stobart	Portfolio Manager	2007
William Sutcliffe	Portfolio Manager	2003

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fee

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.11%	0.10%
Total Annual Fund Operating Expenses	0.68%	0.67%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$69	$68
3 Years	$218	$214
5 Years	$379	$373
10 Years	$847	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located  in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may hold preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically over 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 91%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 3 Shares(1)

2012
2013
2014
2015
2016
2017
40.00%
30.00%
20.00%
10.00%
0.00%
18.69%
28.71%
4.48%
1.84%
5.02%
34.65%
Highest Quarterly Return: 13.30% (Q1, 2012)
Lowest Quarterly Return: -9.14% (Q3, 2015)

(1) Class 3 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K and Institutional Class shares are generally expected to incur higher expenses than Class 3 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 3 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	5 Years	Since Fund Inception (11/15/2011)
Class 3 Returns Before Taxes	34.65%	14.13%	14.32%
Class 3 Returns After Taxes on Distributions	33.60%	13.20%	13.47%
Class 3 Returns After Taxes on Distributions and Sale of Fund Shares	20.62%	11.10%	11.40%
Class K Returns Before Taxes(1)	34.52%	14.04%	14.23%
Institutional Class Returns Before Taxes(1)	34.53%	13.91%	14.09%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(2)	24.62%	11.40%	11.81%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares and has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Class K and Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Spencer Adair	Portfolio Manager	2011
Malcolm MacColl	Portfolio Manager	2011
Charles Plowden	Portfolio Manager	2011

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.56%	0.71%
Total Annual Fund Operating Expenses	1.06%	1.21%
Fee Waiver and/or Expense Reimbursement(c)	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.80%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b)  Other expenses for Class K and Institutional Class have been estimated for the current fiscal year assuming Fund assets of $25 million, the minimum initial investment amount for Class K shares.

(c)  The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$82
3 Years	$296	$343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. The Fund has not yet completed its first full year of operations. During the period from December 14, 2017 to December 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants.

The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook. In selecting portfolio investments, the portfolio managers take into account corporate governance and stewardship (which involves an environmental, social and governance ("ESG") analysis) alongside the investment considerations outlined above.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Socially Responsible Investing Risk – The Fund's incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than similar Funds that do not incorporate such considerations in their investment strategies or processes. See also "Impact Risk."

Performance

The Fund commenced operations on December 14, 2017 and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year Commenced Service with the Fund
Matthew Brett	Portfolio Manager	2017
Mike Gush	Portfolio Manager	2017
Iain McCombie	Portfolio Manager	2017
Stephen Paice	Portfolio Manager	2017
Gary Robinson	Portfolio Manager	2017
Zaki Sabir	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.56%	0.71%
Total Annual Fund Operating Expenses	1.13%	1.28%
Fee Waiver and/or Expense Reimbursement(c)	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.72%	0.87%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other expenses for Class K and Institutional Class have been estimated for the current fiscal year assuming Fund assets of $25 million, the minimum initial investment amount for Class K shares.

(c) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$74	$89
3 Years	$318	$365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. The Fund has not yet completed its first full year of operations. During the period from December 14, 2017 to December 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may additionally invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 20-35 quality growth companies with the potential to outperform the benchmark over the long term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI (ex U.S.) Index was 95%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  China Risk – Investing in securities of Chinese issuers, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy will result in more risk or greater volatility in returns than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The Fund commenced operations on December 14, 2017 and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2017
Paulina Sliwinska	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.11%	0.10%
Total Annual Fund Operating Expenses	0.63%	0.62%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$64	$63
3 Years	$202	$199
5 Years	$351	$346
10 Years	$786	$774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI (ex U.S.) Index was 87%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares(1)

2009
2010
2011
2012
2013
2014
2015
2016
2017
60.00%
40.00%
20.00%
0.00%
-20.00%
47.76%
14.65%
-11.94%
22.33%
15.35%
-2.93%
-1.89%
5.24%
34.96%

Highest Quarterly Return: 26.36% (Q2, 2009)
Lowest Quarterly Return: -19.39% (Q3, 2011)

(1) Class 2 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares, and Institutional Class shares are generally expected to incur higher expenses than Class 2 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	5 Years	Since Fund Inception (02/07/2008)
Class 2 Returns Before Taxes	34.96%	9.29%	5.82%
Class 2 Returns After Taxes on Distributions	34.03%	8.53%	5.16%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	20.87%	7.16%	4.41%
Class K Returns Before Taxes(1)	34.92%	9.28%	5.82%
Institutional Class Returns Before Taxes(1)	34.92%	9.15%	5.67%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI ACWI (ex U.S.) Index(2)	27.77%	7.29%	3.70%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Jonathan Bates	Portfolio Manager	2010
Donald Farquharson	Portfolio Manager	2014
Angus Franklin	Portfolio Manager	2006
Andrew Strathdee	Portfolio Manager	2007
Jenny Tabberer	Portfolio Manager	2016

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.62%	0.62%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.18%	0.18%
Total Annual Fund Operating Expenses	0.80%	0.80%
Fee Waiver and/or Expense Reimbursement(c)	-0.03%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%	0.77%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

(c) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.77% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Because this cap of 0.77% excludes sub-accounting expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for Institutional Class are expected to exceed the cap.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$79	$79
3 Years	$252	$252
5 Years	$441	$441
10 Years	$987	$987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in initial public offerings ("IPOs").

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 quality growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 94%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  China Risk – Investing in securities of Chinese issuers, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – The Fund is classified as a "non-diversified" fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares(1)

2015
2016
2017
60.00%
40.00%
20.00%
0.00%
-20.00%
13.99%
-3.80%
54.07%

Highest Quarterly Return: 16.23% (Q1, 2017)

Lowest Quarterly Return: -9.75% (Q3, 2015)

(1) Class 2 shares are not offered under this Prospectus and are currently closed to new investors. Class K and Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Class K shares are generally expected to incur expenses equal to or higher than the expenses of Class 2 shares, and Institutional Class shares are generally expected to incur higher expenses than Class 2 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	Since Fund Inception (06/10/2014)
Class 2 Returns Before Taxes	54.07%	17.28%
Class 2 Returns After Taxes on Distributions	54.07%	17.12%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	30.60%	13.69%
Class K Returns Before Taxes(1)	54.08%	17.28%
Institutional Class Returns Before Taxes(1)	54.01%	17.14%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(2)	24.62%	7.91%

(1) Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses expected, at the time of inception, to be incurred by Institutional Class.

(2) The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This disclosure document is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2014
John MacDougall	Portfolio Manager	2015
Tom Slater	Portfolio Manager	2014
Mark Urquhart	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.56%	0.71%
Total Annual Fund Operating Expenses	1.06%	1.21%
Fee Waiver and/or Expense Reimbursement(c)	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.80%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other expenses for Class K and Institutional Class  have been estimated for the current fiscal year assuming Fund assets of $25 million, the minimum initial investment amount for Class K shares.

(c) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that  such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$82
3 Years	$296	$343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. The Fund has not yet completed its first full year of operations. During the period from December 14, 2017 to December 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 quality growth companies with the potential to outperform the benchmark over the long term and which the portfolio managers consider to have core ambitions of delivering a positive change in at least one of the following areas: social inclusion and education, healthcare, the environment, and addressing basic needs and aspirations of the world's poorest populations. In order to assess positive change in these areas, the Manager will use a set of internal matrices and/or milestones for each issuer and, over the long term, judge the social impact against these matrices and/or milestones. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative "screening" of companies viewed as socially irresponsible.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 98%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  Impact Risk – Under certain circumstances the Fund's positive change objectives set for each company, as determined by the Manager, may not be achieved.  In some circumstances, companies could ultimately have a negative impact. See also "Socially Responsible Investing Risk."

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Socially Responsible Investing Risk – The Fund's incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than similar Funds that do not incorporate such considerations in their investment strategies or processes. See also "Impact Risk."

Performance

The Fund commenced operations on December 14, 2017 and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Julia Angeles	Portfolio Manager	2017
Tom Coutts	Portfolio Manager	2017
Kate Fox	Portfolio Manager	2017
Kirsty Gibson	Portfolio Manager	2017
Lee Qian	Portfolio Manager	2017
William Sutcliffe	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

The U.S. Equity Growth Fund

Investment Objective

The U.S. Equity Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None
Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	12.61%	12.61%
Total Annual Fund Operating Expenses	13.11%	13.11%
Fee Waiver and/or Expense Reimbursement(c)	-12.46%	-12.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.65%

(a) The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").

(b) Other Expenses are based on historical amounts for the last fiscal year. Other Expenses for Institutional Class are expected to be higher in the future, since Institutional Class is expected to bear sub-accounting expenses.

(c) The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Because this cap of 0.65% excludes sub-accounting expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement for Institutional Class are expected to exceed the cap.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$66
3 Years	$2,585	$2,585
5 Years	$4,712	$4,712
10 Years	$8,691	$8,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Total Annual Fund Operating Expenses" or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in initial public offerings ("IPOs").

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 30-50 quality growth companies. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the S&P 500 Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" in the Fund's full Prospectus.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – The Fund is classified as a "non-diversified" fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

  Quality Investment Style Risk – The Fund generally pursues investments in companies that it believes exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class K Shares(1)

2017
40.00%
30.00%
20.00%
10.00%
0.00%
34.75%

Highest Quarterly Return: 11.54% (Q2, 2017)

Lowest Quarterly Return: 4.85% (Q3, 2017)

(1) The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares. Institutional Class shares are generally expected to incur higher expenses than Class 1 shares.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class K shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information".

Average Annual Total Returns for Periods Ended December 31, 2017	1 Year	Since Fund Inception (December 5, 2016)
Class K Returns Before Taxes(1)	34.75%	31.79%
Class K Returns After Taxes on Distributions(1)	34.59%	31.64%
Class K Returns After Taxes on Distributions and Sale of Fund Shares(1)	19.75%	24.25%
Institutional Class Returns Before Taxes(2)	34.72%	31.76%

Comparative Index
(reflects no deduction for fees, expenses, or taxes)
S&P 500 Index(3)	21.83%	22.26%

(1) The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.

(2) Performance figures for Institutional Class shares, which were operational for less than a full calendar year as of December 31, 2017, are derived from the historical performance of Class K shares. Performance figures for Institutional Class shares have been adjusted for the higher total annual operating expenses expected to be incurred by Institutional Class shares.

(3) The S&P 500 ("Index") is a product of S&P Dow Jones Indices LLC,  and/or its affiliates and has been licensed for use by an affiliate of the Manager. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and /or its affiliates. All rights reserved.  Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.  For more information on any of S&P Dow Jones LLC indices please visit www.spdji.com . S&P® is are registered trademark of S&P Global and Dow Jones ® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or  warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor the third party licensors shall have any liability for any errors, omissions, or interruption of any index or the data included therein.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers
Name	Title	Year commenced Service with the Fund
Kirsty Gibson	Portfolio Manager	2016
Gary Robinson	Portfolio Manager	2016
Tom Slater	Portfolio Manager	2016
Helen Xiong	Portfolio Manager	2016

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled "Shares—How to Buy Shares" and "Shares—How to Sell Shares". The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$25 million	None
Institutional Class	None	None

(1) If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund's distributor, each reserves the right to waive the minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Principal Investment Strategies

The Asia Ex Japan Fund

Investment Objective

The Asia Ex Japan Fund seeks capital appreciation.

Investment Strategies

The Fund will seek to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in Asia (excluding Japan) and including the Indian subcontinent.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries contained in the MSCI All Country Asia Ex Japan Index. The MSCI All Country Asia Ex Japan Index includes large-cap, mid-cap, and small-cap issuers from a variety of countries including China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, and Thailand. The economies of many of these countries are considered emerging market economies, and some may be considered frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI All Country Asia Ex Japan benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-100 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may additionally invest in up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The Fund is managed by different portfolio managers than The EAFE Choice Fund and The EAFE Pure Fund, and the resulting portfolio contains different holdings than those Funds, although there may be overlap.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 94%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer's managers sensible guardians of the Fund's capital?; (iii) Why is the expected growth not reflected in the security's current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than the EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Pure Fund and invests in a manner similar to that of The EAFE Pure Fund, except that the Fund includes among its principal investment strategies investment in emerging markets. The resulting portfolio of the Fund contains additional investments in emerging markets securities.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer's managers sensible guardians of the Fund's capital?; (iii) Why is the expected growth not reflected in the security's current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than The EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Choice Fund and invests in a manner similar to that of The EAFE Choice Fund, except that the Fund does not include among its principal investment strategies the investment in emerging markets.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI EAFE Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 3-5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI Emerging Markets Index was 66%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically over 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows over the long term, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 91%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-90 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well-managed businesses that enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. Portfolio construction decisions are then taken by a single, central team, which consists of the individual portfolio managers, alongside a member of the Manager's dedicated Governance and Sustainability team. The role of the latter is to ensure that stewardship issues are considered alongside the investment considerations outlined above.

Corporate governance analysis focuses on a number of different aspects relating to the control, oversight and management of a company. Despite extensive regulation and the creation of a number of national-level corporate governance codes, companies still have broad discretion over how they choose to be incorporated, governed and operated. As long-term investors we pay close attention to these variables, taking particular interest in the following areas of a company's business:

  the capital structure, articles of incorporation, and the country or countries of incorporation and listing;- the treatment and protection of minority shareholders;

  the alignment of interests between management, strategic shareholders and other investors;

  the composition and effectiveness of the Board of Directors, the quality and performance of management, and the remuneration of key employees;

  the corporate culture and approach to sustainable business, and the management of relationships with customers, employees, suppliers, regulators and the wider community.

Our ongoing assessment of corporate governance issues will determine how we choose to vote at company shareholder meetings and how we engage with management. This combination of ongoing company monitoring and research, and `active ownership' through voting and engagement, is how we define stewardship.

In incorporating stewardship in its investment process, the portfolio management team generally performs an environmental, social and governance ("ESG") analysis on stocks considered for purchase by the Fund. This analysis is based on bespoke research conducted by analysts from members of the Manager's dedicated Governance and Sustainability team using a range of different information sources including corporate reports, monitoring services and specialist ESG data providers. This analysis is reviewed as part of the discussion of the broader investment case for each current and potential portfolio holding.  The portfolio managers will also seek to identify a subset of Fund holdings where the Manager may have the ability to influence company management with respect to stewardship or ESG issues. The Manager may attempt to proactively engage management of these companies on the issues identified.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may additionally invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 20-35 quality growth companies with the potential to outperform the benchmark over the long term. However, depending on market conditions, the number of holdings may be fewer than 20 or greater than 35 if the portfolio managers determine that a smaller or larger number of holdings is in the best interest of the Fund. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above-average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer. Portfolio construction decisions are then taken by the portfolio managers, acting as a single, central team.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI (ex U.S.) Index was 95%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 quality growth companies with the potential to outperform the benchmark over the long term. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI (ex U.S.) Index was 87%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 quality growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's disciplined investment framework focuses on: (i) the issuer's opportunities within its industry, (ii) the issuer's competitive advantages, (iii) the financial strength of the issuer, (iv) how the issuer's management deploys capital, and (v) the market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 94%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund. The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 quality growth companies which the portfolio managers consider to have core ambitions of delivering a positive change and with the potential to outperform the benchmark over the long term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers consider the investment case and the potential for positive change in tandem. On the investment side of the process, the portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager's fundamental research process focuses on the growth potential of a company and its competitive advantages.

In seeking to invest in businesses that deliver positive social impact, the portfolio managers, working closely with the Manager's Governance and Sustainability team, focus on the ability of a company to deliver positive change in at least one of the following four areas:

  Social Inclusion and Education. Companies that (i) contribute to a more inclusive society through business practices, products or services, or (ii) are improving the quality or accessibility of education.

  Healthcare. Companies that are actively improving quality of life in developed and developing countries.

  Environment. Companies committed to improving resource efficiency and reducing the environmental impact of society's economic activities.

  Base of the Pyramid. Companies that are addressing the basic and aspirational needs of the world's poorest populations.

In order to assess positive change in these areas, the Manager will use a set of internal matrices and/or milestones for each issuer and, over the long term, judge the social impact against these matrices and/or milestones. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative "screening" of companies viewed as socially irresponsible.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or in the issuer's potential for delivering positive change, or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the MSCI ACWI Index was 98%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

The U.S. Equity Growth Fund

Investment Objective

The U.S. Equity Growth Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 40-60 quality growth companies. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The portfolio managers aim to deliver outstanding investment performance by identifying the exceptional growth businesses in the U.S. and owning them for long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term time horizon allows the investors to harness the asymmetry that is inherent in equity markets to capture the disproportionate impact of successful investments in equities.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Manager believes that its ability in fundamental stock research, along with its flexibility to ignore benchmark holdings, enables it to invest in attractive growth companies for the long term (typically several years, as described above). The Manager believes that this process enhances the Fund's ability to outperform broad securities benchmarks over the long term.  "Active Share" is a common measure used to show how much a portfolio's holdings differ from its primary benchmark index holdings. The Active Share figure increases in value as the overlap between the portfolio and the benchmark decreases. For example, an index tracker, also known as a "passive" portfolio, would have close to a 0% active share figure. An "active" portfolio would be expected to have a higher percentage figure, as it would typically seek to be significantly different from the benchmark.  As of December 31, 2017 the Fund's Active Share relative to the S&P 500 Index was 92%.  Additional information about the calculation of Active Share and the Fund's historical Active Share figures are set out under "Additional Information about Active Share" below.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See "Additional Investment Strategies—Location of Issuers" below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The "Principal Investment Risks" section below identifies and describes the principal risks of investing in the Fund.

Additional Investment Strategies

In addition to the principal investment strategies discussed above, the Funds may engage in the following non-principal investment strategies.

Active and Frequent Trading

The Funds generally will not engage in active and frequent trading of portfolio securities as part of their ordinary-course efforts to achieve their principal investment strategies. However, unusual market conditions may trigger an increase in trading and/or portfolio turnover for a Fund to the extent the relevant investment teams deem such actions necessary or appropriate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs affect the Fund's performance.

Capitalization Criteria and Investment Limitations

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

References to assets in the percentage limitations on the Funds' investments refer to total assets, unless otherwise indicated.

Unless otherwise stated, where a Fund is described as investing in a particular type of security or other instrument, the Fund may make such investments directly or indirectly. Indirect exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Indirect investments may include depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products.

Cash Balances

Although each Fund will aim to remain fully invested in equities, each Fund may hold uninvested cash balances at the Fund's custodian or invest in cash equivalent securities, such as money market funds, in order to facilitate daily portfolio operations.

CPO Exemption

The Manager, with respect to each Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder with respect to the Funds. As a result, the Manager, as adviser to the Funds, is not currently subject to registration or regulation as a CPO with respect to the Funds. However, if in the future a Fund no longer meets the marketing or de minimis trading qualifications for this exemption, the Manager, with respect to such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and the Manager, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

Currency Hedging

The Funds may use various investment products to hedge the risks to the Funds from exposure to local currency movements. These products include currency forward contracts and options thereon, and options and "spot" transactions directly in foreign currencies.

New financial products and risk management techniques continue to be developed and the Funds may use these new investments and techniques to the extent they are consistent with the Funds' investment objectives and strategies.

Emerging Markets

Certain Funds may invest in issuers located in emerging markets. The Funds consider emerging markets countries to be comprised of those that are not categorized by MSCI as developed markets.

Illiquid Securities

Each Fund may invest up to 15% of its assets in securities which the Fund may not readily dispose of within seven calendar days at approximately the value used by the Fund for purposes of calculating its net asset value ("Illiquid Securities").

Illiquid Securities may include those securities whose disposition is restricted by securities laws, such as Rule 144A or private placement securities.

Industry Classification of Issuers

The Manager shall make reasonable determinations as to the appropriate issuer industry classification, or sector classification of security issuers.  As part of this determination, the Manager may take into account internal analysis or third party information such as categories, data or methodologies from Global Industry Classification Standard (GICS) codes, Standard Industry Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICV system) or any other reasonable industry classification system (including systems developed by the Manager). The Manager may use information differently for different industries, sectors or Funds.  The Manager's determinations may differ from the determinations of other investment professionals, or other third parties.

Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds ("ETFs"). Each Fund may invest up to 10% of its total assets through investment companies or other collective investment vehicles, designed to permit investments in a portfolio of securities listed in a particular developing country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. As a shareholder of these kinds of investment vehicles, a Fund may indirectly bear fees which are in addition to the fees the Fund pays its own service providers. To the extent permitted by law, the Funds may invest in collective investment vehicles that are sponsored by, and advised by, the Manager or an affiliate of the Manager (an "Affiliated Vehicle"). Any fee payable to the Manager or an affiliate thereof by any Affiliated Vehicle in respect of an investment by a Fund in such Affiliated Vehicle shall be reimbursed to the Fund by the Manager. Therefore, a Fund will only bear that portion of Affiliated Vehicle expenses payable to persons or entities other than the Manager or its affiliates, and will not be responsible for fees collected by the Manager at both the Fund level and the Affiliated Vehicle level.

Location of Issuers

A number of the Funds' policies are determined by reference to whether an issuer is "located in" a particular country or group of countries, whether its "principal activities" are in certain regions, or whether the issuer is located outside the U.S. more generally.

In determining where an issuer is located for these purposes, or where an issuer's principal activities are, the Manager will consider a number of factors, including but not limited to:

  the markets in which the issuer's securities are principally traded;

  where the issuer's headquarters, principal offices or operations are located;

  where the issuer is organized;

  the percentage of the issuer's revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

  the Manager's own internal analysis; and

  information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all be present for the Manager to determine where an issuer is located. The Manager may weight these factors differently with respect to different geographic policies, different countries or different Funds.

By way of example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., or to have its principal activities outside the U.S., if, for instance, more than 50% of the company's revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country.

The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information (the "SAI").

Quality Growth Companies

Each Fund seeks to invest in quality growth companies. When assessing whether a company is "quality," a Fund considers a range of factors, including, but not limited to: financial strength, level of financial leverage, profitability, quality of management (including capital allocation decisions) and durability of competitive advantage. When assessing whether a company is "growth," a Fund considers a range of factors, including, but not limited to, the ability of the company to grow earnings faster than the market expects.

Further Information

Further information about the Funds' investment strategies and investment instruments is available in the SAI.

Principal Investment Risks

The value of your shares in a Fund will change with the value of the Fund's investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks."

The principal risks most relevant to each Fund are summarized in the "Fund Summaries." The risks described below expand on, and add to, the discussion in the "Fund Summaries." The chart below identifies which risks apply to each Fund, which may include additional risks to those described in the "Fund Summaries."  Each Fund may be subject to additional risks other than those identified below, because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Risk	The Asia Ex Japan Fund	The EAFE Fund	The EAFE Choice Fund	The EAFE Pure Fund	The Emerging Markets Fund	The Global Alpha Equity Fund	The Global Select Equity Fund	The International Concentrated Growth Fund	The International Equity Fund	The Long Term Global Growth Equity Fund	The Positive Change Equity Fund	The U.S. Equity Growth Fund
Asia Risk	•	•	•	•	•	•	•	•	•	•	•
China Risk	•	•			•			•		•
Currency and Currency Hedging Risk	•	•	•	•	•	•	•	•	•	•	•
Emerging Markets Risk	•	•	•		•	•	•	•	•	•	•
Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•
Frontier Markets Risk	•				•						•
Growth Stock Risk	•	•	•	•	•	•	•	•	•	•	•	•
Information Technology Risk	•	•	•	•	•	•	•	•	•	•	•	•
Impact Risk							•				•
IPO Risk	•	•	•	•	•	•	•	•	•	•	•	•
Large-Capitalization Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•
Long-Term Investment Strategy Risk	•	•	•	•	•	•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•	•	•	•	•	•	•
Non-Diversification Risk								•		•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•
Quality Investment Style Risk	•	•	•	•	•	•	•	•	•	•	•	•
Service Provider Risk	•	•	•	•	•	•	•	•	•	•	•	•
Settlement Risk	•	•	•	•	•	•	•	•	•	•	•
Small- and Medium-Capitalization Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•
Socially Responsible Investing Risk							•				•

Securities and techniques appearing in bold italics below are described in greater detail in the SAI, under "Investment Glossary."

Asia Risk

The economies of countries in Asia are in all stages of economic development. Many Asian economies are considered emerging market economies. They are often characterized by undeveloped financial service sectors, high inflation, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. Economies of Asian countries may also be heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Many Asian economies may also be intertwined, so they may experience recessions at the same time or respond similarly to adverse events.

Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Companies in Asia may be subject to risks such as nationalization or other forms of government interference, and they can also be heavily reliant on only a few industries or commodities. Also, securities of some companies in Asia can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Investing in issuers located in Asia also exposes the Fund to additional risks, as further described in this section and in the SAI under "China Risk", "Emerging Markets Risk", "Non-U.S. Investment Risk", and "Market Disruption and Geopolitical Risk".

China Risk

Special Risk Considerations of Investing in China

Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Stock Connect Investing Risk

The Fund may invest in A Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund's investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund's investments and returns, including daily limits on net purchases across the whole stock connect system and transfer restrictions. Such investments are also subject to heightened tax and settlement risk and the risk of price fluctuations of A Shares during times when the Stock Connect program is not trading. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program's continued existence or whether future developments regarding the program may restrict or adversely affect the Fund's investments or returns.

Chinese Currency and Repatriation Risk

The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currencies, and strictly regulates currency exchange from RMB. There is no assurance that there will always be sufficient amounts of RMB for the Fund to remain fully invested. Any restrictions on repatriation of the Fund's portfolio investments may have an adverse effect on the Fund's ability to meet redemption requests.

China A Shares Tax Risk

Investments in A Shares could result in unexpected tax liabilities for the Fund. The application of withholding taxes on capital gains, dividends and interest and China's value added tax is uncertain. Any restrictions on repatriation could limit the Fund's ability to satisfy the distribution requirements applicable to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and the Fund may be required to sell other investments (including when it is not advantageous to do so) to meet such distribution requirements. If the Fund were unable to meet such distribution requirements, the Fund would be subject to U.S. federal income tax at the Fund level.

Investing in issuers located in China also exposes the Fund to additional risks, as further described in this section and in the SAI under "Asia Risk", "Emerging Markets Risk", "Non-U.S. Investment Risk", and "Market Disruption and Geopolitical Risk".

Currency and Currency Hedging Risk

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a long position in a non-U.S. currency, and that currency declines in value relative to the U.S. dollar, the return to the Fund will be reduced. If a Fund invests in derivatives instruments tied to a foreign currency, the return to that Fund may be reduced as a result of fluctuations in the exchange rates of the foreign currency. The Funds may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies directly.

Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss from fluctuations in the value of the foreign currency concerned.

The values of non-U.S. currencies may fluctuate relative to the U.S. dollar in response to, among other factors, changes in supply and demand in the currency exchange markets, trade balances, actual or perceived interest rate changes, long-term opportunities for investment and capital appreciation, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. For further information, please see "Market Disruption and Geopolitical Risk" below.

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency becomes illiquid, the Fund may not be able to convert that non-U.S. currency into U.S. dollars. As a result, the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. This will add to the cost of trading. For further information, please see "Liquidity Risk" below.

Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

There can be no assurance that a Fund's currency hedging transactions will be effective. The Funds will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

In the same way, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

The effectiveness of a Fund's currency hedging strategy will generally be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of a Fund's currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of a Fund's currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of a Fund's currency hedging strategy. The effectiveness of the hedging strategy will also be subject to the risk the currency that the Fund wishes to protect with a hedging transaction does not correlate perfectly with the investment being hedged.

Changes in currency exchange rates may affect Fund returns even when a currency hedging strategy works as intended.

The Funds' ability to use hedging products may also be limited by market conditions, product availability, regulatory limits and tax considerations. Moreover, it may not be possible for a Fund to hedge against a devaluation.

Emerging Markets Risk

Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets.

Emerging market economies may experience greater volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more established markets. Emerging markets economies may also have less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy when compared with typical developed markets. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets, which may result in problems realizing investments. See "Non-U.S. Investment Risk" below.

In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. They may also be reliant on a few industries, international trade or revenue from particular commodities.

Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet such Fund's obligations. For example, restrictive investment quotas controls and other dealing limitations may apply.

For these and other reasons, investments in emerging markets are often considered speculative. To the extent any Fund invests in emerging markets, it will be subject to all of the general risks described in this Prospectus as well as special risks (some of which are described in the SAI) that may affect the region where such Fund invests. See also "Frontier Markets Risk" below.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. The Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts as described under "Depositary Receipts" below.

Equity securities may experience significant price volatility, and the market prices of equity securities can decline in a rapid or unpredictable manner.

The value of a company's equity securities may fall as a result of factors directly relating to that company, such as decisions or actions taken by its management or employees, which could include fraud or a criminal act, or lower demand for the company's products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

The value of a company's equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company's equity securities rank junior in priority to the interests of bond holders and other creditors, a company's equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market prices of equity securities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equity securities trading at lower multiples.

The Funds may invest in the equity securities of issuers with smaller to medium-sized market capitalizations. See "Small- and Medium-Capitalization Securities Risk" below.

Depositary Receipts

The Funds may invest in depository receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market.

The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, synthetic convertible securities and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk.

Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Convertible securities may also be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings.

Preferred Securities

Preferred stocks (or "preferred securities") represent equity interests in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific risks.

Dividends for preferred securities are typically paid after payments to debt and bond holders. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally under no obligation to pay dividends. A preferred security may therefore lose substantial value if the board of directors of the issuer decides not to pay dividends. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates. If a Fund owns a preferred stock that is deferring its distribution, it may also be required to recognize income for tax purposes despite the fact that it is not receiving current distributions with respect to this position.

Preferred security holders commonly have no or limited voting rights with respect to the issuing company, which will limit the ability of the Fund to influence the issuer.

Many preferred securities allow holders to convert the preferred securities into common stock of the issuer. Consequently, their market price can be sensitive to changes in the value of the issuer's common stock. Declining common stock values may also cause the value of the Fund's investments to decline.

Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund's yield.

Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Initial Public Offerings

Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Focused Investment Risk

The Funds whose investments are focused in related, or a limited number of, countries, regions, sectors, companies or industries (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another, are subject to greater overall risk than Funds whose investments are more diversified.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers. In such cases, a decline in the market price of a particular security held by the Fund is likely to affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent that a Fund focuses its investments in securities denominated in a particular foreign currency or in investments tied economically to (or related to) a narrowly defined geographic area, it will be subject to increased risks, when compared with more diversified funds. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. Similarly, a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country may be sensitive to the same events, such as weather or natural disasters, or events affecting other companies in that region or country because of common characteristics, risk exposures and regulatory burdens. Issuers in the same area may also react similarly to specific economic, market, political or other developments. See also "Non-U.S. Investment Risk," below.

A Fund that focuses its investments in a certain type of issuer will be particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or "sectors"). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Frontier Markets Risk

Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Some of these markets may have unstable governments, economies based on only a few industries and securities markets that trade only a limited number of securities. Many frontier markets do not have well-developed regulatory systems and disclosure standards may be less stringent than those of more developed markets. The risks of expropriation, nationalization, and social, political, and economic instability are greater in frontier markets than in more developed markets. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial, or other factors. (Frontier markets include, among others, Argentina, Croatia, Estonia, Lithuania, Kazakhstan, Romania, Serbia, Slovenia, Kenya, Mauritius, Morocco, Nigeria, Tunisia, Bahrain, Jordan, Kuwait, Lebanon, Oman, Bangladesh, Pakistan, Sri Lanka and Vietnam.)

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in growth stocks, the Fund may underperform other investment funds that invest more broadly or that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

Impact Risk

The Fund may not achieve its investment objective of supporting companies that deliver positive change and could invest in companies that ultimately have a negative social and environmental impact. A company's ability to affect positive change or the Manager's assessment of a company's positive social and environmental impact may change over time, which could cause the Fund to temporarily hold securities that are not consistent with the Fund's responsible investment principles. In evaluating a company, the Manager is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Manager to incorrectly assess a company's social or environmental performance. Successful implementation of the Fund's responsible investment strategy will depend on the Manager's skill in appropriately identifying and analyzing material social, environmental and governance factors, and these factors may be evaluated differently by different managers, and may mean different things to different people. See also "Socially Responsible Investing Risk."

Information Technology Risk

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

Unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds' service providers, counterparties, or other market participants or data within those systems (each, a "cyber-attack"). Successful cyber-attacks against, or security breakdowns of, a Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Funds or their shareholders. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, and other technical issues may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. They may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete.

Market events may also occur at a pace that overloads current information technology and communication systems and processes of the Funds, the Funds' service providers, or other market participants, affecting their ability to conduct the Funds' operations.

Similar types of information technology risks are present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds' investments to lose value.

The Funds and their service providers have established business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures. However, there are inherent limitations in such plans and processes, including that they do not apply to third parties, the possibility that risks may not have been identified or new risks may emerge in the future. The Funds also cannot directly control any information security plans and systems put in place by their service providers, Funds counterparties, issuers in which the Funds invest, or securities markets and exchanges.

Large-Capitalization Securities Risk

Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by smaller companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk

Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market.

The Funds are all subject to the risk that low trading volume, lack of a market maker, large positions in securities of particular issuers, or legal restrictions (including daily price fluctuation limits or 'circuit breakers') could make any investment illiquid. The market for certain investments may also become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. For example, securities issued by the U.S. Treasury have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, it may be difficult for a Fund to value illiquid securities accurately. Securities of issuers in emerging markets may be particularly susceptible to this risk. See "Emerging Markets Risk" above.

Illiquid securities may also trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquid securities are more susceptible than other securities to price declines when market prices decline generally.

Furthermore, disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. For example, a Fund may hold restricted securities and there can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

If a Fund holds illiquid securities it may be forced to sell other securities or instruments that are more liquid, but at an unfavorable price, time and conditions, in order to meet redemption requests. A Fund may also seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of a Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and a Fund may not perform as expected in the long term.  The market price of the Funds' investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Funds may invest.

Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, information technology companies may have limited product lines, markets or financial resources and may be affected by worldwide technological developments and their products and services may quickly become outdated. Similarly, emerging market economies may experience lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more developed markets, which may result in greater volatility and significant short-term price fluctuations.

An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of a Fund's portfolio, including short-term losses.

Market Risk

Market risk is the risk of unfavorable market-induced changes in the value of securities owned by a Fund.

Market prices of investments held by the Funds are volatile and will go up or down, sometimes rapidly or unpredictably. The prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest or currency rates, changes in actual or perceived creditworthiness of issuers, adverse investor sentiment generally, market liquidity, real or perceived adverse market conditions and the risks inherent in investment in securities markets.

The total return of a Fund may consequently fluctuate within a wide range, so you could lose money over short or even long periods. Even if economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which a Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve's conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could make fixed income investments more attractive and decrease demand for equity securities. Rising interest rates could have an adverse effect on the performance of the Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

Natural and environmental disasters, such as earthquakes or tsunamis, can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Funds.

Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent the Funds from implementing their investment strategies efficiently and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds' derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

While the U.S. government has honored its credit obligations continuously for more than 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds' investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties regarding the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world's securities markets would likely be significantly disrupted and the Manager's business may be adversely affected. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union, commonly referred to as "Brexit." In March 2017, Prime Minister Theresa May provided formal notification of the United Kingdom's intention to withdraw from the European Union pursuant to Article 50 of the Treaty of Lisbon to the European Council. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom's exit from the European Union. There is a significant degree of uncertainty about how negotiations relating to the United Kingdom's withdrawal from the European Union will be conducted, as well as the potential consequences and precise timeframe for Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European Union economies, as well as the broader global economy for some time. It is also possible that the United Kingdom could initiate another referendum on the issue of Brexit, or that various countries within the United Kingdom, such as Scotland, could seek to separate from the United Kingdom and remain a part of the European Union. The consequences of the United Kingdom's or another country's exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

Non-Diversification Risk

Certain Funds are classified as "non-diversified" funds. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

Non-U.S. Investment Risk

Investing in non-U.S. securities (i.e., those which are not primarily traded on a United States securities exchange) involves additional and more varied risks than those typically resulting from investing in U.S. markets. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries.

The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. For example, the securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund's investments in certain non-U.S. countries. There may be a greater risk of political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters, causing the Fund's investments in that country to experience gains or losses. The securities of some non-U.S. entities could also become subject to sanctions or embargoes that adversely affect the Fund's investment.

Issuers of non-U.S. securities are subject to different, and often less comprehensive, accounting, reporting, custody, auditing and disclosure requirements than domestic issuers. There may be less information publicly available about a non-U.S. entity than about a U.S. entity. Moreover, in certain non-U.S. countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. It may be difficult to obtain and enforce judgments against non-U.S. entities. In addition, some jurisdictions may limit a Fund's ability to profit from short-term trading (as defined in the relevant jurisdiction).

Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

Non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar. Consequently, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. See "Currency and Currency Hedging Risk" above.

Non-U.S. countries may also have additional requirements with respect to the ownership of securities. For example, many non-U.S. countries have additional reporting requirements that may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds' foreign portfolio securities, no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times. There are also special tax considerations which apply to securities of non-U.S. issuers and securities principally traded overseas. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. See "Taxes" below, and the SAI for further details.

Additionally, U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund's ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market, the Fund may be required to purchase ADRs, GDRs, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager's clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund's investment opportunities. In addition, the activities of another of the Manager's clients could cause the suspension or revocation of a license and thereby limit the Funds' investment opportunities.

Quality Investment Style Risk

The Funds generally pursue investments in companies that they believe exhibit high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. Market demand for securities of other types of companies may result in "quality" companies remaining undervalued for long periods of time, or indefinitely, negatively impacting the Fund's ability to achieve positive returns on its investments, even where it has accurately assessed a company's fundamentals.

Service Provider Risk

Each Fund is subject to the risk that the Manager will apply techniques and analyses to the Funds' investment practices that are not as successful as the techniques and analyses used by other investment advisers. There is no guarantee that the Manager will be able to enhance the returns of the Funds or preserve the Funds' assets. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Funds to incur losses.

There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager's ability to achieve the Funds' investment objectives. A change in laws or regulations due to political or economic events, such as Brexit, may impact the Manager's ability to retain its portfolio managers and other key personnel. For additional information on Brexit see "Market Disruption and Geopolitical Risk" above.

The Funds are also subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. The Funds currently utilize entities affiliated with the Bank of New York Mellon to serve as transfer agent, administrator, custodian and fund accounting agent to the Funds. This arrangement could magnify losses resulting from a systems failure affecting the Bank of New York Mellon. Loss may be caused by inadequate procedures and controls, human error, system failures, negligence, misfeasance or fraud by a service provider or insolvency of a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security.

Settlement Risk

Markets in different countries have different clearance and settlement procedures. Certain markets may from time to time be unable to keep pace with the volume of transactions.

Delays in settlement may increase credit risk to the Funds, limit the ability of the Funds to reinvest the proceeds of a sale of securities, or hinder the ability of the Funds to lend their portfolio securities. Delays in settlement may also subject the Funds to penalties for their failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed.

Delays in the settlement of securities purchased by a Fund may also limit the ability of such Fund to sell those securities at times and prices it considers desirable, and may subject such Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities it has sold, in order to meet its obligations to others.

Limits on the ability of the Funds to purchase or sell securities due to settlement delays could increase any variance between the Funds' performance and that of their benchmark indices.

Small- and Medium-Capitalization Securities Risk

Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

The securities of small- and medium-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. Similarly, the securities of small- and medium-sized companies may trade less frequently and in smaller volumes than securities of larger companies. The prices of these securities may consequently fluctuate more sharply than those of other securities, and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Moreover, there may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility.

Some securities of small- and medium-sized issuers may also be illiquid or may be restricted as to resale. A Fund may therefore be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations.

Socially Responsible Investing Risk

A Fund's incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. As a result, such Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. For instance, a Fund's exclusion of investments in companies with significant fossil fuel exposure may adversely affect the Fund's relative performance at times when such investments are performing well.

A Fund's socially responsible investment process may also affect the Fund's exposure to certain sectors or types of investments, which may impact the Fund's relative investment performance depending on whether such sectors or investments are in or out of favor with the market. In addition, a Fund's investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

The Fund's portfolio managers are dependent on available information to assist in the social evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for a Fund may differ from processes employed for other funds.

A Fund may seek to identify companies that it believes may have a positive societal impact, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

See also "Impact Risk."

The SAI includes more information about the Funds, their investments and the related risks.

Fund Management

Investment Manager

Each Fund is advised and managed by the Manager, Baillie Gifford Overseas Limited, of Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager is a wholly owned subsidiary of Baillie Gifford & Co., which is controlled by its full-time working partners. The Manager, its parent, Baillie Gifford & Co., and their affiliates are referred to as "Baillie Gifford".

Experience

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983, and had approximate assets under management of $158 billion as of December 31, 2017.

Investment Services

The Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust, pursuant to the Amended and Restated Investment Advisory Agreement between the Manager and the Trust on behalf of each Fund, as amended from time to time (the "Advisory Agreement").

The semi-annual report to shareholders for the period ended June 30, 2017 includes a discussion regarding the basis of the Board's approval of the Advisory Agreement of The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The International Equity Fund, The Long Term Global Growth Equity Fund and The U.S. Equity Growth Fund. The annual report to shareholders for the period ended December 31, 2017 includes a discussion regarding the basis of the Board's approval of the Advisory Agreement of The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund. A discussion regarding the basis of the Board's approval of the Advisory Agreement of The Asia Ex Japan Fund will be available in the first shareholder report after the Fund commences operations.

Under the Advisory Agreement, each Fund pays the Manager an advisory fee quarterly. The fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund. For the fiscal year ended December 31, 2017, the advisory fees paid by the Funds were as follows:

Fund	Aggregate Advisory Fee (percentage of each Fund's average daily net assets)
The EAFE Fund	0.34%
The EAFE Choice Fund	0.35%
The EAFE Pure Fund	0.35%
The Emerging Markets Fund	0.55%
The Global Alpha Equity Fund	0.40%
The Global Select Equity Fund	0.33%
The International Concentrated Growth Fund	0.40%
The International Equity Fund	0.35%
The Long Term Global Growth Equity Fund	0.45%
The Positive Change Equity Fund	0.33%
The U.S. Equity Growth Fund	0.33%

The fee paid by each Fund under the Advisory Agreement is subject to the breakpoints reflected in the following table.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
The Asia Ex Japan Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.55% 0.51% 0.49%
The EAFE Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The EAFE Choice Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The Emerging Markets Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.40% 0.36% 0.34%
The Global Select Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%
The International Concentrated Growth Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.40% 0.36% 0.34%
The International Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.35% 0.31% 0.29%
The Long Term Global Growth Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.45% 0.41% 0.39%
The Positive Change Equity Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%
The U.S. Equity Growth Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%

Upon termination of the Advisory Agreement at other than quarter end, the advisory fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

Administration and Supervisory Services

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund (the "Administration and Supervisory Agreement").

Under the Administration and Supervisory Agreement, each Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets. For the fiscal year ended December 31, 2017, each operational Fund paid Administration and Supervisory Fees equal to 0.17% of such Fund's average daily net assets.

The Trust has adopted an Administration, Supervisory and Sub-Accounting Services Plan pursuant to Rule 12b-1 of the 1940 Act with respect to Class K and Institutional Class shares of each Fund (the "Plan"). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any Class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees.

Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund's assets on an on-going basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

Expenses

The organizational and operational expenses of the Funds are borne by the relevant Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

Certain expenses, not including advisory and custodial fees or other expenses related to the management of a Fund's assets, may be allocated to a specific Class of shares if those expenses are actually incurred in a different amount with respect to a Class, or if services are provided with respect to a Class that are of a different kind or to a different degree than with respect to the other Class. As discussed below under "Buying, Selling, and Exchanging Shares through Financial Intermediaries -- How are financial intermediaries compensated?" Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Manager has contractually agreed to waive its fees and/or bear other expenses of The Asia Ex Japan Fund, The Global Select Equity Fund, The Long Term Global Growth Equity Fund, The International Concentrated Growth Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund through April 30, 2019 to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limit (percentage of each Fund's average daily net assets)
The Asia Ex Japan Fund	Class K	0.87%
	Institutional Class	0.87%
The Global Select Equity Fund	Class K	0.65%
	Institutional Class	0.65%
The International Concentrated Growth Fund	Class K	0.72%
	Institutional Class	0.72%
The Long Term Global Growth Equity Fund	Class K	0.77%
	Institutional Class	0.77%
The Positive Change Equity Fund	Class K	0.65%
	Institutional Class	0.65%
The U.S. Equity Growth Fund	Class K	0.65%
	Institutional Class	0.65%

For the purposes of determining any such waiver or expense reimbursement, the expenses are calculated based on the percentage of the average daily net assets. Sub-accounting expenses (which are execluded from the cap on total annual operating expenses) include, without limitation, sub-transfer agency, sub-administration and other shareholder servicing fees and expenses of the type described below under the heading "Buying, Selling, and Exchanging Shares through Financial Intermediaries."

Pursuant to the terms of the agreements governing the expense limitations, the Manager does not have a right to recover from the Funds any fees waived or expenses paid pursuant to these expense limitations. These contractual agreements may only be terminated by the Board of Trustees of the Trust.

Investment Teams

Investment decisions made by the Manager for the Funds are made by teams of portfolio managers organized for that purpose.

The Asia Ex Japan Fund Team

The Fund's management team meets weekly to review existing holdings and individual stock decisions. Investment managers in the emerging markets equity investment team of the Manager, of which this team is a subset, also regularly review the portfolio and provide input. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The ultimate decision to buy or sell a stock rests with the team.

The Asia Ex Japan Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Ewan Markson-Brown MA in Politics, Philosophy and Economics (2000) Oxford University

Joined Baillie Gifford in 2013. Mr. Markson-Brown was previously a Senior Vice President in emerging markets at PIMCO and worked at Newton for five years, most recently as lead portfolio manager on an Asian Pacific equity strategy. He also previously worked Merrill Lynch Investment Managers as a portfolio manager in the Asia-Pacific region for six years.

Mr. Markson-Brown has been a member of the team since the Fund's inception in 2016.

Roderick Snell BSc First Class Honours in Medical Biology (2006) University of Edinburgh	Joined Baillie Gifford in 2006. Mr. Snell worked in the UK and European Equity Teams before joining the team. Mr. Snell has been a member of the team since the Fund's inception in 2016.

The EAFE Fund Team

The Fund's management team meets regularly to discuss individual stock selection. The team takes into account the views of a larger group of the Manager's senior portfolio managers that meets quarterly to discuss views on markets, which are advisory only and do not bind the decisions of the Fund's management team. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund's inception in 2008.

Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008 and is an Investment Manager in the EAFE Alpha Team. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company advising firms in Denmark, Russia and Hungary. Ms. Angeles also speaks fluent Russian, Danish, French, Belarusian and Ukrainian. Ms. Angeles has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the Positive Change Investment Team, she is also currently an Investment Manager in the EAFE Alpha Team.

Ms. Angeles has been a member of the team since 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a member of the team since 2012.
Tom Coutts BA in Modern Languages (1994) Oxford University

Joined Baillie Gifford in 1999. Mr. Coutts is an Investment Manager in the EAFE Alpha Team.

Mr. Coutts previously spent a number of years in the European Equities Team and the UK Equities Team.

Mr. Coutts has been a member of the team since the Fund's inception in 2008.

Brian Lum MSci and BA (Hons) in Physics (2006) University of Cambridge

Joined Baillie Gifford in 2006 and spent time working in the Manager's North American, Emerging Markets, and Global Small Cap investment teams.

Mr. Lum has been a member of this team in 2015 and works full time conducting research for the portfolio.

Kavé Sigaroudinia MA in Economics (1998) Edinburgh University

Joined Baillie Gifford in 1999 and since then has worked as a Portfolio Manager in the European and UK Mid and Small Cap Equity Investment Teams. Mr. Sigaroudinia became a Partner of Baillie Gifford & Co. in 2012.

Mr. Sigaroudinia became a member of the team in 2005 and works full time conducting research for the portfolio.

The portfolio managers who select the securities for the EAFE Fund are different personnel from the team of portfolio managers of The EAFE Choice Fund and The EAFE Pure Fund. Although there may be overlap between the holdings of this Fund and The EAFE Choice Fund and/or The EAFE Pure Fund, the Manager anticipates that the differences in the portfolio management teams will generally result in different securities being held by the Funds.

The EAFE Choice Fund Team

The Fund's management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Choice Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.
Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.
Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.
Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.
Tom Walsh LLB (Hons) in Law & Economics (1999) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2009. Prior to joining Baillie Gifford, he worked at Fidelity International, Merrill Lynch, and Deloitte & Touche. Mr. Walsh has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and the EAFE Pure Fund. However, this Fund permits investment in both developed and emerging markets, whereas The EAFE Pure Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The EAFE Pure Fund Team

The Fund's management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Pure Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.
Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.
Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.
Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.
Tom Walsh LLB (Hons) in Law & Economics (1999) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2009. Prior to joining Baillie Gifford, he worked at Fidelity International, Merrill Lynch, and Deloitte & Touche. Mr. Walsh has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and The EAFE Choice Fund. However, The EAFE Choice Fund permits investment in both developed and emerging markets, whereas this Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The Emerging Markets Fund Team

The Fund's management team meets weekly to review existing holdings and individual stock decisions. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The ultimate decision to buy or sell a stock rests with members of the team.

The Emerging Markets Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Mike Gush MEng (2003) Durham University	Joined Baillie Gifford in 2003, as a member of the UK and Japanese Equities Investment Teams. Mr. Gush has been a member of the team since 2005.
Ewan Markson-Brown MA in Politics, Philosophy and Economics (2000) Oxford University

Joined Baillie Gifford in 2013. Mr. Markson-Brown was previously a Senior Vice President in emerging markets at PIMCO and worked at Newton for five years, most recently as lead portfolio manager on an Asian Pacific equity strategy. He also previously worked Merrill Lynch Investment Managers as a portfolio manager in the Asia-Pacific region for six years.

Mr. Markson-Brown has been a member of the team since 2013.

Richard Sneller BSc (Econ) in Statistics (1993) London School of Economics MSc in Investment Analysis (1994) Stirling University

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2004. Mr. Sneller, with the exception of a year researching UK Smaller Companies, has spent his career at Baillie Gifford covering the Emerging Markets.

Mr. Sneller has been a member of the team since 1995.

Andrew Stobart BA in Economics (1987) Cambridge University

Joined Baillie Gifford in1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2007.

William Sutcliffe MA in History (1996) University of Glasgow

Joined Baillie Gifford in 1999 and became a Partner of Baillie Gifford & Co. in 2010. Prior to joining the team, Mr. Sutcliffe worked as an analyst in the UK and North American Equities Investment Teams.

Mr. Sutcliffe has been a member of the team since 2001.

The Global Alpha Equity Fund Team

The Fund's management team pursues investment concepts from across the Baillie Gifford Group investment teams and holds formal monthly meetings with the Manager's regional investment teams to review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Each member of the team has full ownership and accountability for all portfolio decisions.

The Global Alpha Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Spencer Adair BSc in Medicine (1997) University of St. Andrews CFA Charter holder

Joined Baillie Gifford in June 2000, before becoming a Partner of Baillie Gifford & Co. in 2013. Prior to joining Baillie Gifford, Mr. Adair completed two years of clinical training in Edinburgh. He has spent time in the Manager's Fixed Income, Japanese, European and UK Equities investment teams. Mr. Adair managed the High Yield Fund while in the Manager's Fixed Income investment team and the European portion of wider global portfolios while in the Manager's European Equities investment team.

Mr. Adair has been a member of the team since the Fund's inception in 2005 and this is now his sole portfolio responsibility.

Malcolm MacColl MA in Economics and History (1998) University of St Andrews MLitt in Economics, Politics, and Management (1999) University of St. Andrews Member, CFA Society UK

Joined Baillie Gifford in 1999, before becoming a partner of Baillie Gifford & Co. in 2011. Mr. MacColl spent time in the Manager's UK Small Cap Equities investment team before joining the North American investment team. He managed the North American portion of wider global portfolios while in the North American investment team.

Mr. MacColl has been a member of the team since the Fund's inception in 2005 and this is now his sole portfolio responsibility.

Charles Plowden BA in Modern History (1983) Oxford University

Joined Baillie Gifford in 1983, before becoming a partner of Baillie Gifford & Co. in 1988 and the joint senior partner of Baillie Gifford & Co. in 2006. Mr. Plowden has gained investment experience in the Manager's North American, UK (where he was ultimately head of the department), Emerging Markets and European Equities investment teams.

Mr. Plowden has been a member of the team since the Fund's inception in 2005 and this is now his sole portfolio responsibility.

The Global Select Equity Fund Team

The Fund's management team meets regularly to discuss individual stock selection, to assess relevant developments related to holdings within the Fund, and to review the portfolio as a whole. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The Global Select Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience
Matthew Brett BA (Hons) in Natural Sciences (Psychology) (2003) University of Cambridge PhD in Psychology Bristol University CFA Charterholder

Joined Baillie Gifford in 2003 and is an Investment Manager in the Japanese Equity Team and for the Global Select Team. Mr. Brett is also a co-manager of the Japanese All Cap fund and co-manager of the Japan Income Growth fund.

Mr. Brett has been a member of the team since the Fund's inception in 2017.

Mike Gush MEng (2003) Durham University CFA Charterholder

Joined Baillie Gifford in 2003 and is an Investment Manager in the Emerging Markets Equity Team and for the Global Select Team.

Mr. Gush has been a member of the team since the Fund's inception in 2017.

Iain McCombie MA (Hons) in Accounting Aberdeen University CFA Charterholder

Joined Baillie Gifford in 1994 and spent five years as an Investment Manager in the US Equity Team before joining the UK Equity Team in 1999. Mr. McCombie is the lead manager of the UK Core strategy and is a member of the Pan-European and Global Select Teams. Mr. McCombie became a partner of the firm in 2005 and Chief of Investment Staff in 2013.

Mr. McCombie has been a member of the team since the Fund's inception in 2017.

Stephen Paice BSc in Financial Mathematics (2005) Glasgow Caledonian University

Joined Baillie Gifford in 2005 and worked as an Investment Manager in the US, UK Smaller Companies and Japanese equity teams before joining the European Equity Team. Mr. Paice is a member of the Global Select Team.

Mr. Paice has been a member of the team since the Fund's inception in 2017.

Gary Robinson MBiochem (2003) University of Oxford CFA Charterholder

Joined Baillie Gifford in 2003. While at Baillie Gifford, Mr. Robinson has worked in the Japanese, UK and European Equity teams. Mr. Robinson is an Investment Manager in the US Equity Team and for the Global Select Team.

Mr. Robinson has been a member of the team since the Fund's inception in 2017.

Zaki Sabir BA in Business Accounting and Finance (2006) Newcastle University

Joined Baillie Gifford in 2007 and is a Senior Analyst in the Global Discovery Team and an Investment Manager in the Global Select Team.

Mr. Sabir has been a member of the team since the Fund's inception in 2017.

The International Concentrated Growth Fund Team

The Fund's management team meets periodically to review the portfolio as a whole and to discuss individual stock selection. The team periodically meets informally to review relevant developments related to holdings within the Fund.  The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The International Concentrated Growth Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience
James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund's inception in 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a member of the team since the Fund's inception in 2017.
Paulina Sliwinska MA (Hons) in Arabic and Politics (2013) University of Edinburgh

Joined Baillie Gifford in 2013. Ms. Sliwinska has worked with regional and global equity teams and is an analyst for Long Term Global Growth strategy and co-manager of International Concentrated Growth.

Ms. Sliwinska has been a member of the team since the Fund's inception in 2017.

The International Equity Fund Team

The Fund's management team meets weekly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of the Manager's investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

The International Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Jonathan Bates BA in Modern History (1990) Oxford University DPhil (1994) Oxford University

Joined Baillie Gifford in 1993 and became a Partner of Baillie Gifford & Co. in 2005. After working in the UK, Developed Asia and North American Equities Investment Teams, Mr. Bates now works full time conducting research for this team, with specific responsibilities for North American stocks.

Mr. Bates has been a member of the team since 2010.

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (UK) Charterholder

Joined Baillie Gifford in 2008 and became a Partner of Baillie Gifford & Co. in 2017. Mr. Farquharson has over 25 years' investment experience dedicated almost entirely to Japanese equities. He spent 20 years working for Schroders as a Japanese specialist and subsequently Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995 he headed Schroders' research team in Tokyo. At Baillie Gifford, he has been Lead Portfolio Manager for the Japan Growth strategy since the Fund's inception in 2009.

Mr. Farquharson has been a member of the team since 2014.

Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2012. After working in the UK, Emerging Markets and European Equities Investment Teams, Mr. Franklin now works full time conducting research for this team, with specific responsibility for European stocks.

Mr. Franklin has been a member of the team since the Fund's inception in 2006.

Andrew Strathdee BA in Natural Sciences (1991) University of Cambridge PhD in Biological Sciences (1994) Birmingham University

Joined Baillie Gifford in 1995. Mr. Strathdee has been a member of the European Equities Investment Team and the Developed Asia Investment Team. He now serves as a Portfolio Manager in the UK Equities Investment Team.

Mr. Strathdee has been a member of this team since 2007.

Jenny Tabberer BA in Music (2008) Oxford University

Joined Baillie Gifford in 2011. After working on our Long Term Global Growth and Global Alpha strategies, Mrs. Tabberer now works full time conducting research for this team covering stocks in all International regions.

Mrs. Tabberer has been a member of the team since 2016.

The Long Term Global Growth Equity Fund Team

The Fund's management team meets regularly to discuss individual stock selection, review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. All of the members of the team are responsible for researching stocks and every investor contributes to the generation of new ideas, stock research and stock discussions. Once a stock has been fully researched and discussed by all in the team, the portfolio managers are responsible for making the ultimate decision on its inclusion (or otherwise) in the portfolio. Their decisions place an emphasis on backing enthusiasm rather than achieving a full consensus. Each portfolio manager has ownership and accountability for portfolio decisions.

The Long Term Global Growth Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund's inception in 2003.

John MacDougall MA in Ancient and Modern History (2000) Oxford University

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co in 2016.While at Baillie Gifford, Mr. MacDougall has worked in the North American, Japanese and Global Discovery teams.

Mr. MacDougall has been a member of the team since 2015.

Tom Slater BSc in Computer Science with Mathematics (2000) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co. in 2012. While at Baillie Gifford, Mr. Slater has worked in the Developed Asia, UK Equity and the North American teams.

Mr. Slater has been a member of the team since 2009.

Mark Urquhart BA in Philosophy, Politics, and Economics (1992) Oxford University PhD in Politics (1996) University of Edinburgh

Joined Baillie Gifford in 1996. Prior to joining Baillie Gifford, Mr. Urquhart spent a year at Harvard as a Kennedy Scholar. He then began his career at Baillie Gifford as a Portfolio Manager in the Japanese Equity Team. He became a Partner of Baillie Gifford & Co. in 2004.

Mr. Urquhart has been a member of the team since the Fund's inception in 2003.

The Positive Change Equity Fund Team

The Fund's management team meets weekly to discuss individual stock selection and review relevant developments related to holdings.  The team takes collective responsibility for portfolio construction and meets formally every two months to review the portfolio as a whole.  The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio.

The Positive Change Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company advising firms in Denmark, Russia and Hungary. Ms. Angeles also speaks fluent Russian, Danish, French, Belarusian and Ukrainian.

Ms. Angeles has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the Positive Change Investment Team, she is also currently an Investment Manager in the EAFE Alpha Team.

Ms. Angeles has been a member of the team since the Fund's inception in 2017.

Tom Coutts BA in Modern Languages (1994) Oxford University

Joined Baillie Gifford in 1999. Mr. Coutts is an Investment Manager in the EAFE Alpha Team.

Mr. Coutts previously spent a number of years in the European Equities Team and the UK Equities Team.

Mr. Coutts has been a member of the team since the Fund's inception in 2017.

Kate Fox MA in Economics (2011) University of Edinburgh	Joined Baillie Gifford in 2002. Ms. Fox is an Investment Manager in the Positive Change Team. Ms. Fox has been a member of the team since the Fund's inception in 2017.
Kirsty Gibson MA Hons in Economics (2011) Edinburgh University MSC Carbon Management

Joined Baillie Gifford in 2012. Ms. Gibson began her career on the U.S. Equities Team, before moving on to spend several years in small and large cap global equities departments, before returning to the U.S. Equities Team.

Ms. Gibson has been a member of the team since the Fund's inception in 2017.

Lee Qian BA (Hons) in Economics and Management (2012) Oxford University CFA Charterholder	Joined Baillie Gifford in 2012. Mr. Qian is an Investment Manager in the Positive Change Team. Mr. Qian has been a member of the team since the Fund's inception in 2017.
William Sutcliffe MA in History (1996) University of Glasgow

Joined Baillie Gifford in 1999 and became a Partner of Baillie Gifford & Co. in 2010. Prior to joining the team, Mr. Sutcliffe worked at Global Select Team as an analyst in the UK and North American Equities Investment Teams.

Mr. Sutcliffe has been a member of the team since the Fund's inception in 2017.

The U.S. Equity Growth Fund Team

The Fund's management team meets weekly to discuss individual stock decisions and every seven weeks to discuss portfolio construction. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The U.S. Equity Growth Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience
Kirsty Gibson MA Hons in Economics 2011 Edinburgh University MSC Carbon Management

Joined Baillie Gifford in 2012. Kirsty is an Investment Manager in the U.S. Equities Team. She graduated MA (Hons) in Economics from the University of Edinburgh in 2011 and MSC in Carbon Management also from the University of Edinburgh in 2012, before joining Baillie Gifford in the same year. Kirsty began her career on the U.S. Equities Team, before moving on to spend several years in small and large cap global equities departments, before returning to the U.S. Equities Team. In addition to her role in the U.S. Equities Team, Kirsty is also a decision maker on our Positive Change strategy.

Ms. Gibson has been a member of the team since 2016.

Gary Robinson MBiochem (2003) University of Oxford CFA Charterholder	Joined Baillie Gifford in 2003. While at Baillie Gifford, Mr. Robinson has worked in the Japanese, UK and European Equity teams. Mr. Robinson has been a member of the team since 2008.
Tom Slater BSc in Computer Science with Mathematics (2000) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co. in 2012. While at Baillie Gifford, Mr. Slater has worked in the Developed Asia, UK Equity and the Long Term Global Growth Equity teams.

Mr. Slater has been a member of the team since 2015.

Helen Xiong BSc (Hons) in Economics (2007) Warwick University MPhil in Economics (2008) University of Cambridge

Joined Baillie Gifford in 2008. Ms. Xiong spent a year in the U.S. Equity Team and several years in the Global Alpha Team before re-joining the U.S. Equity Team.

Ms. Xiong has been a member of the team since 2014.

Compensation

The SAI provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Shares

Share Classes

The Trust is authorized to issue Class K and Institutional Class shares of each Fund covered by this Prospectus.

How Shares are Priced

Each share Class has its own share price. The purchase price of each Class of a Fund's shares is based on that Class's net asset value. The share price is computed for each share Class as follows:

  the total market value of all assets and fund-level liabilities of each Fund is calculated, then divided by the total amount of shares held in that Fund (the "Fund Asset Value"); then the market value of the assets for each Class is calculated on a pro-rata basis, based on the Fund Asset Value (the "Class Asset Value"); then the market value of the class-specific liabilities attributable to each share Class is calculated (the "Class Liabilities"); then the share price for each Class is calculated by deducting the Class Liabilities from the Class Asset Value.

When shares are priced

The net asset value for each Class will be determined as of a particular time of day (the "Pricing Point") on any day on which the New York Stock Exchange ("NYSE") is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Funds may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order. "Good order" means, among other things, that your request includes complete information. In general, an order is in "good order" if it includes: (i) the trade date of the purchase or redemption; (ii) the name of the Fund and share class; (iii) the U.S. dollar amount of the shares, in the case of a redemption you may also provide number of shares; (iv) the name and the account number set forth with sufficient clarity to avoid ambiguity; and (v) the relevant authorized signatories. In the case of a purchase, immediately available funds must also be received prior to the Pricing Point.

The net asset value for each Class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Point on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the subscription or redemption request is received by the applicable Fund (or your financial intermediary) in good order.

The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

How assets are valued

In accordance with the Trust's Pricing and Valuation Procedures, each Fund's investments are valued at their fair market value as follows:

  If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

  If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed in accordance with the pricing and valuation procedures of the Trust, as more fully described in the SAI. Such market changes may:

    relate to a single issuer or events relating to multiple issuers;

    be considered to include changes in the value of U.S. securities or securities indices; or

    occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

Please see the section entitled "Purchase, Redemption, and Pricing of Shares – Determination of Net Asset Value" in the SAI for further information.

How to Buy Shares

Process

You may purchase Institutional Class or Class K shares of any Fund by taking the following two steps:

  Request a Subscription.

  If you purchase shares through a financial intermediary, you may make a subscription for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

  For Class K, you may also mail or email a subscription request to the Transfer Agent in a format prescribed by the Manager, which includes:

    the name of the Fund;

    the exact name in which shares are to be registered;

    the dollar amount of shares to be purchased;

    a signature by all owners of the shares, in accordance with the form of registration;

    the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

    the trade date.

  Please note, if this is your first purchase through a bank, broker or financial intermediary:

    your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

    your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

    to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

    individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

  If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

    you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form; and

    bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

  The Transfer Agent, or your financial intermediary, as applicable, may then ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to new investors, to help the U.S. government fight the funding of terrorism and money laundering activities. A Fund may consequently be required to obtain the following information from new investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Additional information may be required for corporations and other entities. Each Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities, they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Funds or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Funds or to comply with requests from regulators or tax authorities.

  The applicable Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

  Pay for shares.

  Payment for shares can be made by:

    electronic bank transfer to the nominated account;

    exchanging securities on deposit with a custodian acceptable to the Manager or BGFS; or

    a combination of such securities and cash.

  The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction. Please see the back cover of this Prospectus for information on how to contact the Trust. Please see the section below on how to pay for shares by exchanging securities.

When you can buy shares

Shares of each Fund are offered on a continuous basis, unless otherwise indicated in this Prospectus or the SAI, and can be purchased on any day on which the NYSE is open for unrestricted trading, unless otherwise indicated in this Prospectus or the SAI.

With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

  You must obtain instructions by contacting the Funds. See "Contacts and Further Information" below.

  You must deliver all rights in the securities to the Funds to finalize the purchase of Fund shares;

  You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor's basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

  The securities will be valued in the same manner as the Fund's assets as described under "How Shares are Priced," subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

  The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

    The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

    you represent and agree that all securities offered to a Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or that would otherwise impair the investors' ability to transfer them to the Fund or the Fund's ability to dispose of them subsequently; and

    the securities may be acquired under the Fund's investment policies and restrictions.

  No investor owning 5% or more of a Fund's shares may purchase additional fund shares by exchange of securities, other than at the sole discretion of the Manager or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying Shares

Minimum investment

The minimum initial investment for Class K is $25 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K under certain circumstances.

If you purchase shares through a financial intermediary, the intermediary may impose different investment minimums.

Share Class Eligibility

You must be eligible for the share Class you are applying for. The Funds offer two classes of shares through this Prospectus: Class K and Institutional Class.  Class K and Institutional Class shares of each Fund have the same investment objective and investments, but the different share Classes have different expense structures and eligibility requirements. You should choose the Class for which you are eligible, with the expense structure that best meets your needs.

The principal differences between the Classes are as follows:

	Class K	Institutional Class
Availability	Limited to certain qualified recordkeepers and employer-sponsored retirement plans that do not receive sub-accounting or recordkeeping payments from the Fund.	Limited to certain banks, broker-dealers and other Financial Intermediaries and employee-sponsored retirement plans that receive sub-accounting or recordkeeping payments from the Fund.
Minimum Initial Investment	$25 million	None
Sub-Accounting/Sub- Transfer Agency Expenses	None

Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to "fee for service" arrangements with financial intermediaries.(1)

Distribution (Rule 12b-1) Fees	None	None
Administration and Supervisory Fee	0.17% annual fee	0.17% annual fee
Sales Charge (Load)	None	None
Redemption Fees	None	None

(1) Except where otherwise noted, the "Other Expenses" shown for Institutional Class shares in the Fund Summaries under the heading "Annual Fund Operating Expenses" are based on historical expenses borne by Institutional Class shares during the last fiscal year. The impact on Other Expenses of sub-accounting payments (if any) that are made by Institutional Class shares is determined by rates charged by individual financial intermediaries through which investors in this Class typically hold their shares. As the composition of these intermediaries change, the impact of sub-accounting payments on the Other Expenses of Institutional Class will change. For Funds where Institutional Class shares were, during the Fund's last fiscal year, funded primarily by proprietary seed capital, the Other Expenses for Institutional Class shares may reflect little or no impact from sub-accounting payments, although this is expected to change in the future as the Class grows. Where "Other Expenses" have been estimated, this estimate includes sub-accounting expenses of 0.15% for Institutional Class.

Class K Shares

The following categories of investors and accounts may buy Class K shares of a Fund:

  Institutional investors, including, but not limited to, employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Internal Revenue Code of 1986, as amended (the "Code").

  Unaffiliated U.S. registered mutual funds including those that operate as "fund of funds," collective trust funds, investment companies or other pooled investment vehicles.

  Other investors for which the relevant Fund or the Funds' distributor, Baillie Gifford Funds Services LLC ("BGFS"), has pre-approved the purchase.

The following categories of investors and accounts qualify to buy Class K shares of a Fund but the $25 million investment minimum is waived:

  Employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

  Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, multi-family office (referred to as the "Sponsor") in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the relevant Fund's shares are acquired has an agreement with BGFS.

  Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

  Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client's investment in a Fund and (b) the relevant Fund or BGFS, has notified that consultant in writing that the proposed investment is permissible.

  Investment companies or other pooled vehicles that are managed by the Manager or its affiliates.

  Directors or officers of the relevant Fund, or partners or employees of the Manager or its affiliates, or members of the immediate family of any of those persons.

  Existing institutional separate account clients of the Manager or its affiliates.

Class K shares are not available for purchase directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the relevant Fund.

Institutional Class Shares

The following investors and accounts qualify to buy Institutional Class shares of a Fund:

  Employer sponsored retirement plans that invest through a record-keeper or third party retirement platform.

  Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

    services relating to operating the program; and/or

    Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

  Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

    the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

    the Sponsor or the broker-dealer through which the relevant Fund's shares are acquired has an agreement with BGFS.

  Other investors for which a Fund or BGFS has pre-approved the purchase.

Institutional Class shares are available only to investors or through Sponsors who require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Funds. Institutional Class shares are not available for purchase directly by members of the public, except as explicitly provided herein.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

You must be a U.S. Person

Shares of each Fund are intended for investment by U.S. persons. The Manager and the Distributor each reserve the right to reject any purchase order from any investor outside the U.S.

The Manager is not offering Fund shares to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area member state ("EEA Member State") where the European Union's Alternative Investment Fund Managers Directive ("AIFMD") is in force and effect. Furthermore, in light of the structure of the Funds and the manner in which they are managed, they do not fall within the scope of the AIFMD, and shareholders of the Funds are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into a Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Funds.

Subscriptions may be rejected

Each Fund reserves the right to reject any purchase order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, the Manager and Distributor reserve the right to reject any particular investment. In particular, and without limiting the generality of the foregoing the Manager or Distributor may reject an investment:

  if in the opinion of the Manager or Distributor, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of a Fund's net asset value;

  if the Fund is unable to verify your identity within a reasonable time;

  if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate; and

  to the extent a plan sponsor wishes to rely upon the Manager or the Distributor to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants' investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Fund may change the terms

Each Fund reserves the right to suspend or change the terms of the offering of its shares. Each Fund may each stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Delivery of documents to accounts sharing an address

To reduce expenses, a Fund may mail only one copy of the Funds' Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

Buying, Selling, and Exchanging Shares through Financial Intermediaries

What is a financial intermediary?

Financial intermediaries are firms that provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

How do I access a Fund through a financial intermediary?

Any financial intermediary which is properly authorized by the Funds can accept purchase, redemption and exchange orders on their behalf. The financial intermediary is responsible for transmitting your transaction request and funds in good form and in a timely manner to the applicable Fund.

Orders received for a Fund by an authorized financial intermediary (or other financial intermediaries designated by the financial intermediary) prior to the Pricing Point will be deemed to have been accepted by the Fund at that time and will be executed at that day's closing share price.

The Funds will not be responsible for delays by the financial intermediary in transmitting your transaction request, including timely transfer of payment, to a Fund.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

What services are provided by financial intermediaries?

The actual services provided, and the payments made for such services, will vary from intermediary to intermediary.

Examples of intermediary services include:

  establishing and maintaining one or more omnibus accounts with the Transfer Agent;

  establishing and maintaining sub-accounts and sub-account balances for each plan participant that may be a holder of Fund shares;

  processing orders by shareholders to purchase, redeem and exchange shares;

  transmitting to the Transfer Agent net subscription or net redemption orders reflecting subscription, redemption and exchange orders received by it with respect to Fund shareholders;

  receiving and transmitting the purchase price or redemption proceeds relating to orders;

  mailing periodic reports, transaction confirmations and sub-account information to beneficial owners and plan participants;

  answering inquiries about the Funds or a plan participant's sub-account balances or distribution options;

  providing assistance to shareholders effecting changes to their dividend options, account designations or addresses;

  disbursing income dividends and capital gains distributions;

  preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; and

  withholding on dividends and distributions as may be required by state or federal authorities from time to time.

How are financial intermediaries compensated?

It is expected that Institutional Class shares of the Funds will make payments, or reimburse the Manager or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services.

The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

The nature and extent of sub-accounting services provided to Institutional Class shareholders and the amount of sub-accounting fees charged to the Funds will vary among financial intermediaries. Institutional Class shares bear sub-accounting expenses on a class-wide basis. As such, the rate at which these expenses are incurred, as a percentage of Institutional Class net assets, will be a blended rate of the rates charged by various financial intermediaries holding shares in the Funds. Because Institutional Class shares will bear sub-accounting expenses at a blended rate, the rate charged to the Fund by your financial intermediary for sub-accounting services may be different from, and lower than, the rate you will bear indirectly as a shareholder in Institutional Class shares.

All payments made by the Funds to financial intermediaries are for bona fide shareholder services and are not intended for distribution of Fund shares.

Additional information concerning payments the Fund, the Manager or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under "Payments to Financial Intermediaries."

How to Sell Shares

Process

Redemption Request - You can redeem your shares by taking either of the following steps:

  Through your broker or financial intermediary.

  If you hold shares through a financial intermediary, you may redeem shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

  Mail or email a redemption request to the Transfer Agent, in the Manager's prescribed form, which includes:

    the name of the Fund;

    the exact name in which shares are registered;

    the number of shares or the dollar amount of shares to be redeemed;

    a signature by all owners of the shares, in accordance with the form of registration;

    the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

    the trade date.

Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

Redemption Payment - Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Funds generally expect to pay out redemption proceeds to redeeming shareholders within 1 business day following the trade date indicated in the redemption request. The Funds typically meet redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Funds may also use a credit facility or trade portfolio holdings ahead of the trade date to meet significant requests for redemption. The Funds reserve the right to satisfy redemption requests up to 7 days following the trade date indicated in the redemption request.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, the Manager will grant this if it determines, in the Manager's sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to each Fund's election under Rule 18f-1 described below. If you intend to request a distribution in kind, please note:

  Securities distributed in connection with the request will be valued in accordance with the Funds' procedures for valuation described under "How Shares are Priced."

  Securities and assets distributed will be selected by the Manager in light of the Fund's investment objective and generally will not represent a pro-rata distribution of each holding in the Fund's portfolio.

  You may incur market-imposed taxes or charges in connection with assuming title to such securities from the Funds, and may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Change of information - If you need to change or update your account information, you may do so through your financial intermediary, or by mailing or emailing the Transfer Agent a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. If you hold an account directly with the Transfer Agent, all redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Transfer Agent to change those details. Please see the back cover of this Prospectus for information on how to contact the Transfer Agent.

When you can redeem shares

Shares may be redeemed on any day on which the NYSE is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for any Fund for more than seven days during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Automatic redemptions

Each Fund reserves the right to redeem or require the transfer of any individual's shares if:

  the holding of the shares by such person is unlawful;

  in the opinion of the Board or the Fund's service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur; or

  the Fund can not verify your identity.

Short-Term Trading

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as "market timing." These practices may present risks to the Fund, including increased transaction costs, interference with the efficient management of the Fund, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, "Frequent Trading"), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of a Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a "Frequent Trading Policy" (the "Policy") to discourage Frequent Trading. Under the Policy, the Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Frequent Trading activities.

As a means to protect each Fund and its shareholders from Frequent Trading in Class K and Institutional Class shares:

  The Funds' transfer agent compiles, monitors and reports account-level information on underlying shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Funds;

  The Funds have obtained information from each Financial Intermediary holding shares in an omnibus account with the Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading;

  With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds' fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service; and

  The Board may from time to time consider whether it is necessary or appropriate for a Fund to impose a redemption fee not exceeding 2% that, in the Board's judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions.

Under the Policy, Frequent Trading includes certain material "Round Trip" transactions (a purchase or exchange and redemption or exchange within the same Fund. If a shareholder engages in Frequent Trading, the Funds may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Funds reserve the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Funds. While the Funds attempt to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder's right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this Prospectus, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

Share Dividends and Distributions

It is the practice of each Fund to distribute, annually, all net investment income received from investments alongside any net realized capital gains earned through trading activities.

Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days' prior notice, before the record date for distribution, to the transfer agent.

Tax

The following discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a "straddle," "conversion transaction," "hedge," or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters.

U.S. Shareholders

The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

  are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

  hold, directly or indirectly, shares of a Fund as a capital asset

  (each such investor a "U.S. shareholder").

Tax Status

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

Each Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company under Subchapter M of the Code and intends each year to qualify and be eligible for treatment as such. In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, derive at least 90% of its gross income each year from certain sources of "qualifying income" and comply with certain asset diversification and distribution requirements.

So long as a Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

Excise Tax

Each Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one year period ending October 31 (or for the one-year period ending December 31 if the Fund so elects), plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by such Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will make such distributions.

Personal Holding Company Rules

If a Fund were to be a "personal holding company," it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

Distributions of net capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by a Fund as derived from "qualified dividend income" – as further defined in the SAI – will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) even if they are paid from income or gains earned by a Fund before the shareholder's investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from a Fund will be taxed as described above whether received in cash or in additional Fund shares.

Notwithstanding the foregoing, each of the Funds may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

Medicare Tax

A 3.8% Medicare contribution tax is imposed on the "net investment income" of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net gains recognized on the sale, exchange, redemption or other taxable disposition of shares of a Fund.

Sale, Exchange or Redemption

A sale, exchange, or redemption of shares of a Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of a Fund's shares for shares of another Baillie Gifford fund will be treated as a sale of the Fund's shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Baillie Gifford fund), or redemption of shares in a Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

Foreign Currency and Other Derivative Transactions

A Fund's transactions in foreign currencies and certain derivative instruments, including options, futures contracts, forward contracts, swaps and straddles, as well as any of its hedging transactions may be subject to special tax rules and may produce a difference between the Fund's book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of a Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between a Fund's book and taxable income may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

Debt Transactions

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Foreign Taxes

Each Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on a Fund's investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by a Fund.

Foreign Tax Credit or Deduction

If more than 50% of a Fund's assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of a Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources to the shareholders. The amount of foreign income taxes paid by a Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level). Prospective investors should also consult the discussion in the SAI regarding investment by a Fund in securities of certain foreign corporations.

Annual Tax Reports

Where required, the Trust will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

IRS Returns

Shareholders may be required to file an information return with the Internal Revenue Service ("IRS") including, but not limited to, if they recognize certain levels of losses with respect to shares in a Fund ($2 million or more for an individual shareholder or $10 million or more for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in a Fund.

FinCEN Form 114

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax advisor regarding the applicability to them of this reporting requirement.

Backup Withholding Tax

A Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Persons Tax Treatment

Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may be subject to substantially different tax treatment with respect to distributions from the Funds.

Financial Highlights

The financial highlights tables for each Fund active as of December 31, 2017 are included below. The Asia Ex Japan Fund has not yet commenced operations, so financial highlights tables are not included for that Fund. The financial highlights tables for The Asia Ex Japan Fund will be included in the annual report covering the first fiscal year following each Fund's commencement of investment operations.

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information for the year or period ended December 31, 2017 has been audited by Cohen & Company, Ltd., the Trust's independent registered public accounting firm, whose report, along with the financial statements as of December 31, 2017 of each Fund active as of December 31, 2017, are included in the Funds' annual report, which is available upon request. Financial highlights for years or periods before December 31, 2017 were audited by the Funds' prior independent registered public accounting firm.

Baillie Gifford The EAFE Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.02

From Investment Operations
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency transactions	2.71
Net increase in net asset value from investment operations	2.72

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.07)
Distributions from net realized gain on investments	(0.29)
Total Dividends and Distributions	(0.36)

Net asset value, end of period	$14.38

Total Return
Total return based on net asset value(c)	22.62%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.60%*
Ratio of net investment income to average net assets	0.14%*
Portfolio turnover rate(d)	9%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The EAFE Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.02

From Investment Operations
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency transactions	2.71
Net increase in net asset value from investment operations	2.72

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.07)
Distributions from net realized gain on investments	(0.29)
Total Dividends and Distributions	(0.36)

Net asset value, end of period	$14.38

Total Return
Total return based on net asset value(c)	22.62%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.60%*
Ratio of net investment income to average net assets	0.14%*
Portfolio turnover rate(d)	9%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The EAFE Choice Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.15

From Investment Operations
Net investment income(b)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	2.13
Net increase in net asset value from investment operations	2.21

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.26)
Total Dividends and Distributions	(0.26)

Net asset value, end of period	$16.10

Total Return
Total return based on net asset value(c)	15.63%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.68%*
Ratio of net investment income to average net assets	0.73%*
Portfolio turnover rate(d)	12%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The EAFE Choice Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.15

From Investment Operations
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency transactions	2.21
Net increase in net asset value from investment operations	2.22

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.28)
Total Dividends and Distributions	(0.28)

Net asset value, end of period	$16.09

Total Return
Total return based on net asset value(c)	15.68%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$201
Ratio of net expenses to average net assets	0.68%*
Ratio of net investment income to average net assets	0.14%*
Portfolio turnover rate(d)	12%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The EAFE Pure Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.74

From Investment Operations
Net investment income(b)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	1.47
Net increase in net asset value from investment operations	1.54

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.22)
Total Dividends and Distributions	(0.22)

Net asset value, end of period	$12.06

Total Return
Total return based on net asset value(c)	14.39%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.66%*
Ratio of net investment income to average net assets	0.87%*
Portfolio turnover rate(d)	21%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The EAFE Pure Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.74

From Investment Operations
Net investment income(b)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	1.47
Net increase in net asset value from investment operations	1.54

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.22)
Total Dividends and Distributions	(0.22)

Net asset value, end of period	$12.06

Total Return
Total return based on net asset value(c)	14.39%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.66%*
Ratio of net investment income to average net assets	0.87%*
Portfolio turnover rate(d)	21%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Emerging Markets Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.22

From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency transactions	5.00
Net increase in net asset value from investment operations	5.02

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.27)
Distributions from net realized gain on investments	(0.18)
Total Dividends and Distributions	(0.45)

Net asset value, end of period	$22.79

Total Return
Total return based on net asset value(c)	27.57%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$73,349
Ratio of net expenses to average net assets	0.85%*
Ratio of net investment income to average net assets	0.18%*
Portfolio turnover rate(d)	33%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Emerging Markets Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.22

From Investment Operations
Net investment income(b)	0.16
Net realized and unrealized gain on investments and foreign currency transactions	4.86
Net increase in net asset value from investment operations	5.02

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.26)
Distributions from net realized gain on investments	(0.18)
Total Dividends and Distributions	(0.44)

Net asset value, end of period	$22.80

Total Return
Total return based on net asset value(c)	27.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.85%*
Ratio of net investment income to average net assets	1.13%*
Portfolio turnover rate(d)	33%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover ratecalculated at Fund level.

Baillie Gifford The Global Alpha Equity Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.56

From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency transactions	2.96
Net increase in net asset value from investment operations	2.98

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.15)
Distributions from net realized gain on investments	(0.57)
Total Dividends and Distributions	(0.72)

Net asset value, end of period	$18.82

Total Return
Total return based on net asset value(c)	17.97%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$56,163
Ratio of net expenses to average net assets	0.68%*
Ratio of net investment income to average net assets	0.17%*
Portfolio turnover rate(d)	27%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

Baillie Gifford The Global Alpha Equity Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.56

From Investment Operations
Net investment income(b)	0.04
Net realized and unrealized gain on investments and foreign currency transactions	2.95
Net increase in net asset value from investment operations	2.99

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.14)
Distributions from net realized gain on investments	(0.57)
Total Dividends and Distributions	(0.71)

Net asset value, end of period	$18.84

Total Return
Total return based on net asset value(c)	18.03%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.67%*
Ratio of net investment income to average net assets	0.35%*
Portfolio turnover rate(d)	27%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

Baillie Gifford The Global Select Equity Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.15
Net increase in net asset value from investment operations	0.15

Net asset value, end of period	$10.15

Total Return
Total return based on net asset value(d)	1.50%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,523
Ratio of net expenses to average net assets, before waiver	18.55%*
Ratio of net expenses to average net assets, after waiver	0.65%*
Ratio of net investment loss to average net assets	(0.31)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Global Select Equity Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.15
Net increase in net asset value from investment operations	0.15

Net asset value, end of period	$10.15

Total Return
Total return based on net asset value(d)	1.50%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,523
Ratio of net expenses to average net assets, before waiver	18.55%*
Ratio of net expenses to average net assets, after waiver	0.80%*
Ratio of net investment loss to average net assets	(0.31)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The International Concentrated Growth Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.05
Net increase in net asset value from investment operations	0.05

Net asset value, end of period	$10.05

Total Return
Total return based on net asset value(d)	0.50%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$502
Ratio of net expenses to average net assets, before waiver	53.29%*
Ratio of net expenses to average net assets, after waiver	0.72%*
Ratio of net investment loss to average net assets	(0.68)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The International Concentrated Growth Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.05
Net increase in net asset value from investment operations	0.05

Net asset value, end of period	$10.05

Total Return
Total return based on net asset value(d)	0.50%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$502
Ratio of net expenses to average net assets, before waiver	53.29%*
Ratio of net expenses to average net assets, after waiver	0.87%*
Ratio of net investment loss to average net assets	(0.68)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The International Equity Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.44

From Investment Operations
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency transactions	2.25
Net increase in net asset value from investment operations	2.26

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.17)
Distributions from net realized gain on investments	(0.36)
Total Dividends and Distributions	(0.53)

Net asset value, end of period	$14.17

Total Return
Total return based on net asset value(c)	18.19%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$108,728
Ratio of net expenses to average net assets	0.63%*
Ratio of net investment income to average net assets	0.12%*
Portfolio turnover rate(d)	12%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The International Equity Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.44

From Investment Operations
Net investment income(b)	0.09
Net realized and unrealized gain on investments and foreign currency transactions	2.17
Net increase in net asset value from investment operations	2.26

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.15)
Distributions from net realized gain on investments	(0.36)
Total Dividends and Distributions	(0.51)

Net asset value, end of period	$14.19

Total Return
Total return based on net asset value(c)	18.25%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets	0.62%*
Ratio of net investment income to average net assets	1.01%*
Portfolio turnover rate(d)	12%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Long Term Global Growth Equity Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.96

From Investment Operations
Net investment loss(b)	(0.07)
Net realized and unrealized gain on investments and foreign currency transactions	3.45
Net increase in net asset value from investment operations	3.38

Net asset value, end of period	$17.34

Total Return
Total return based on net asset value(c)	24.21%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$70,639
Ratio of net expenses to average net assets, before waiver	0.80%*
Ratio of net expenses to average net assets, after waiver	0.77%*
Ratio of net investment loss to average net assets	(0.61)%*
Portfolio turnover rate(d)	13%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Long Term Global Growth Equity Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.96

From Investment Operations
Net investment loss(b)	(0.06)
Net realized and unrealized gain on investments and foreign currency transactions	3.44
Net increase in net asset value from investment operations	3.38

Net asset value, end of period	$17.34

Total Return
Total return based on net asset value(c)	24.21%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets, before waiver	0.80%*
Ratio of net expenses to average net assets, after waiver	0.80%*
Ratio of net investment loss to average net assets	(0.56)%*
Portfolio turnover rate(d)	13%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Positive Change Equity Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.16
Net increase in net asset value from investment operations	0.16

Net asset value, end of period	$10.16

Total Return
Total return based on net asset value(d)	1.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$508
Ratio of net expenses to average net assets, before waiver	53.13%*
Ratio of net expenses to average net assets, after waiver	0.65%*
Ratio of net investment loss to average net assets	(0.47)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The Positive Change Equity Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and foreign currency transactions	0.16
Net increase in net asset value from investment operations	0.16

Net asset value, end of period	$10.16

Total Return
Total return based on net asset value(d)	1.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$508
Ratio of net expenses to average net assets, before waiver	53.13%*
Ratio of net expenses to average net assets, after waiver	0.80%*
Ratio of net investment loss to average net assets	(0.47)%*
Portfolio turnover rate(e)	0%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Amount is less than $0.005 per share.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The U.S. Equity Growth Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$11.49

From Investment Operations
Net investment loss(b)	(0.03)
Net realized and unrealized gain on investments	1.98
Net increase in net asset value from investment operations	1.95

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(0.05)
Total Dividends and Distributions	(0.05)

Net asset value, end of period	$13.39

Total Return
Total return based on net asset value(c)	17.01%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,344
Ratio of net expenses to average net assets, before waiver	13.11%*
Ratio of net expenses to average net assets, after waiver	0.57%*
Ratio of net investment loss to average net assets	(0.31) %*
Portfolio turnover rate(d)	15%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Baillie Gifford The U.S. Equity Growth Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$11.49

From Investment Operations
Net investment loss(b)	(0.03)
Net realized and unrealized gain on investments	1.98
Net increase in net asset value from investment operations	1.95

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(0.05)
Total Dividends and Distributions	(0.05)

Net asset value, end of period	$13.39

Total Return
Total return based on net asset value(c)	17.01%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6
Ratio of net expenses to average net assets, before waiver	13.11%*
Ratio of net expenses to average net assets, after waiver	0.72%*
Ratio of net investment loss to average net assets	(0.31) %*
Portfolio turnover rate(d)	15%

* Annualized.

(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Portfolio turnover rate calculated at Fund level.

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund's performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund Summary compares the relevant Fund's returns with those of a broad-based market index. The sub-section below titled "Index Descriptions" describes the market indices that are used in each Fund Summary and referenced in the Principal Investment Strategies of certain Funds. The sub-section below titled "Share Class Performance" describes the calculation of each Fund's class-by-class performance.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, taxes (including withholding taxes), brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Index Descriptions

The MSCI All Country Asia Ex Japan Index captures large and mid-cap representation across 2 of 3 Developed Markets countries (excluding Japan) and 9 Emerging Markets countries in Asia. With 646 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI All Country World ("ACWI") Index captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,494 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI ACWI (ex U.S.) Index captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 1,862 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI Emerging Markets ("EM") Index captures large and mid-cap representation across 24 Emerging Markets countries. With 846 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging Markets countries include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Pakistan, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI Europe Australasia Far East ("EAFE") Index is an equity index which captures large and mid-cap representation across the Developed Markets countries around the world, excluding the US and Canada. With 925 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The S&P 500 Index consists of securities from 500 companies and captures large-cap U.S. equities. The market capitalization of companies captured by the index totals approximately $2.2 trillion. The median market capitalization of a company included in the index is approximately $20 billion. It is not possible to invest directly in the index.

The S&P 500 ("Index") is a product of S&P Dow Jones Indices LLC, and/or its affiliates and has been licensed for use by an affiliate of the Manager. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and /or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones LLC indices please visit http://www.spdji.com/trueexternalwww.spdji.com. S&P® is are registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor the third party licensors shall have any liability for any errors, omissions, or interruption of any index or the data included therein.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained in this Prospectus. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. The information in this Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Share Class Performance

Information about a Fund's performance is based on that Fund's record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return for any prior period should not be considered as a representation of what an investor's total return will be in any future period. The Trust's annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus.

As of December 31, 2017, Class K and Institutional Class shares did not have a full calendar year of performance. The total return presentations in the Fund summaries has been based on the performance of a different class that dates back to a Fund's inception or that has the longest history of continuous operation. The resulting performance information shown has been adjusted to reflect certain fees and expenses applicable to Institutional Class shares, and, in some cases, Class K shares, which are expected generally to be higher than the fees and expenses of the class on which its performance information is based. These adjustments thus generally result in estimated performance results that are lower than the actual results of the class on which the performance information is based, as a result of differing levels of fees and expenses borne.

The following table shows the most recent inception dates for the classes of shares of the Funds that were operational as of December 31, 2017 (other than Class 1, which has subsequently been converted into Class 2).

Fund	Most Recent Inception Date of Fund	Class	Most Recent Inception Date of Class
The EAFE Fund	March 6, 2008	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	March 6, 2008
		Class 3	April 19, 2010
		Class 4	October 10, 2016
		Class 5	July 18, 2012
The EAFE Choice Fund	December 17, 2009	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	December 17, 2009
		Class 3	July 7, 2014
		Class 4	—
		Class 5	—
The EAFE Pure Fund	April 15, 2014	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	April 15, 2014
		Class 3	March 24, 2017
		Class 4	—
		Class 5	—
The Emerging Markets Fund(1)	April 4, 2003	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	March 2, 2015
		Class 3	March 31, 2016
		Class 4	November 2, 2015(2)
		Class 5	April 4, 2013
The Global Alpha Equity Fund	November 15, 2011	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	January 6, 2013
		Class 3	November 15, 2011
		Class 4	July 10, 2017
		Class 5	—
The Global Select Equity Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The International Concentrated Growth Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The International Equity Fund(3)	February 7, 2008	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	February 7, 2008
		Class 3	September 1, 2010
		Class 4	July 10, 2017
		Class 5	April 7, 2014
The Long Term Global Growth Equity Fund	June 10, 2014	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	June 10, 2014
		Class 3	—
		Class 4	October 6, 2015
		Class 5	—
The Positive Change Equity Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The U.S. Equity Growth Fund(4)	December 5, 2016	K	May 1, 2017
		Institutional	April 28, 2017

(1)Effective January 1, 2015, the share class structure of the Emerging Markets Fund was changed, and shares previously designated as Class III shares were converted to Class 5 shares. The performance information provided in the Fund Summary for Class 5 reflects the performance for Class III for periods prior to January 1, 2015. Class III shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

(2)Class 4 shares of The Emerging Markets Fund were operational from November 2, 2015 until October 10, 2016.

(3)The "Since Fund Inception" returns shown in the Fund Summary represent returns from February 7, 2008, when the Fund most recently recommenced operations. The Fund was active for intervals between November 1, 2000 and November 22, 2005, and was inactive until it most recently recommenced operations on February 7, 2008.

(4)The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017. For the purposes of the total return data and other data reflected in the Fund's financial highlights, the Fund has used December 5, 2016 as its inception date. For accounting purposes, the Fund considers December 6, 2016 to be the date it commenced operations.

Historical Performance Information for Similar Accounts

Certain Funds were recently organized and have little or no performance history of their own. For each such Fund, the following tables set forth historical performance information for all discretionary accounts, all of which are institutional accounts, managed by the Manager and its affiliates that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund.

The data for each Composite (defined by the Global Investment Performance Standards ("GIPS®") as an "aggregation of one or more portfolios managed according to a substantially similar investment mandate, objective or strategy") is provided to illustrate, with respect to each Fund, the past performance of the Manager and its affiliates in managing all substantially similar accounts as measured against specified market indices and does not represent the performance of any of the Funds. The accounts in each Composite are separate and distinct from the Fund; the Composite performance is not intended as a substitute for the Fund's performance and should not be considered a prediction of the future performance of the Fund or the Manager.

The Manager claims compliance with GIPS®. For GIPS® purposes, the Manager is defined and held out to the public as the investment management and advisory services provided by the Manager and Baillie Gifford & Co., its parent entity. The Manager's list of composite descriptions, as well as information regarding its policies for valuing portfolios, calculating performance, and preparing compliant presentations, are available upon request.

Each Composite's performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional accounts, without provision for federal or state income taxes. "Net of Fees" figures are net of all actual fees and reflect the deduction of investment advisory fees and for certain discretionary institutional accounts managed outside of the United States, may also reflect the deduction of other fees, including, without limitation, custodial fees. Each Composite includes all actual discretionary institutional accounts managed by the Manager and its affiliates for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. Each Composite's performance information is calculated on the basis of the returns of underlying accounts expressed in U.S. dollars; to the extent that accounts underlying a Composite are denominated in currencies other than U.S. dollars. The accounts underlying a Composite may be denominated in various currencies other than U.S. dollars; the returns of those accounts have been converted to U.S. dollars as of each reference date, prior to factoring those accounts into the Composite performance. The performance shown would be different in the absence of such conversion.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of a Composite combine the individual accounts' returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account's asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The discretionary institutional accounts that are included in the Composites may be subject to lower expenses than the Fund and are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Code. Consequently, the performance results for each Composite may have been less favorable had they been subject to the same expenses as the Fund or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Similar Account Performance for The Global Select Equity Fund:

The Global Select Composite

Annualized Returns for period indicated (net of fees)

Year	Global Select Composite	MSCI ACWI Index
Since Inception (December 31, 2015) to December 31, 2017	23.16%	16.28%

Calendar Year Returns for the period ended December 31, 2016 (net of fees)

Year	Global Select Composite	MSCI ACWI Index
2017	38.55%	24.62%
2016	9.48%	8.49%

Similar Account Performance for The International Concentrated Growth Fund:

The International Concentrated Growth Composite

Annualized Returns for periods ended December 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI (ex U.S.) Index
Since Inception	12.3%	7.0%
10 Years	7.7%	2.3%
5 Years	17.8%	7.3%
3 Years	18.6%	8.3%
1 Year	49.3%	27.8%

Calendar Year Returns for periods ended December 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI (ex U.S.) Index
2017	49.30%	27.80%
2016	3.5%	5.0%
2015	8.0%	-5.3%
2014	1.0%	-3.4%
2013	34.7%	15.8%
2012	17.3%	17.4%
2011	-11.1%	-13.3%
2010	18.4%	11.6%
2009	41.7%	42.1%
2008	-47.4%	-45.2%
2007	25.1%	17.1%

Similar Account Performance for The Positive Change Equity Fund:

The Positive Change Composite

Returns for period indicated (net of fees)

Year	Positive Change Composite	MSCI ACWI Index
Since Inception (January 31, 2017) to December 31, 2017	48.87%	21.28%

Additional Information about Active Share

The table below provides each operational Fund's historical "Active Share" for each of the past five years (or since the Fund's inception), relative to the Fund's benchmark index. Active Share provides a measure of the degree of difference between a fund's holdings and the constituents of the fund's benchmark index. Assuming no use of short-selling or negative position weights in portfolio holdings, Active Share is expressed as a percentage between 0% and 100%. It is calculated using a formula that compares the weighting of each security in a fund's portfolio with the weighting of the same security in the index. Each difference in weighting (expressed as a percentage of the fund's/index's net assets) is added up (ignoring whether the fund is over- or under-weighting a particular holding) and the total is divided by two to produce a single percentage figure. The higher a fund's Active Share, the more divergent the fund's holdings are from its benchmark index. A fund with no holdings in common with its benchmark index would have an Active Share of 100%, while a fund with holdings that exactly mirror its benchmark index would have an Active Share of 0%. Generally, more concentrated portfolios tend to have a higher Active Share then do more broadly diversified portfolios that take into account their benchmark index's holdings.

Active Share is not a measure of the level of risk associated with an investment in any of the Funds, nor does it take into account possible differences in industry, sector or geographical exposure or concentration among the Funds. The Active Share of each Fund may change over time, potentially to a significant degree. Active Share is benchmark dependent and would change, potentially to a significant degree, if a Fund were to change its benchmark index. There is no guarantee that a Fund with a high historical Active Share will continue to have a high Active Share in the future. Active Share should not be viewed as a predictor of a Fund's future absolute performance or performance relative to its benchmark index. The Active Share percentages provided in the table below are based on the Fund's holdings as of December 31 of each year indicated.

Fund	Benchmark Index	Year	Active Share
The EAFE Fund	MSCI EAFE Index	2017	94%
		2016	94%
		2015	92%
		2014	92%
		2013	91%
The EAFE Choice Fund	MSCI EAFE Index	2017	92%
		2016	92%
		2015	91%
		2014	90%
		2013	89%
The EAFE Pure Fund	MSCI EAFE Index	2017	92%
		2016	92%
		2015	90%
		2014	90%
		2013	--
The Emerging Markets Fund	MSCI Emerging Markets Index	2017	66%
		2016	69%
		2015	74%
		2014	79%
		2013	77%
The Global Alpha Equity Fund	MSCI ACWI Index	2017	91%
		2016	93%
		2015	92%
		2014	93%
		2013	92%
The Global Select Equity Fund	MSCI ACWI Index	2017	92%
		2016	--
		2015	--
		2014	--
		2013	--
The International Concentrated Growth Fund	MSCI ACWI (ex U.S.) Index	2017	95%
		2016	--
		2015	--
		2014	--
		2013	--
The International Equity Fund	MSCI ACWI (ex U.S.) Index	2017	87%
		2016	88%
		2015	89%
		2014	89%
		2013	89%
The Long Term Global Growth Equity Fund	MSCI ACWI Index	2017	94%
		2016	96%
		2015	96%
		2014	98%
		2013	--
The Positive Change Equity Fund	MSCI ACWI Index	2017	98%
		2016	--
		2015	--
		2014	--
		2013	--
The U.S. Equity Growth Fund	S&P 500 Index	2017	92%
		2016	92%
		2015	--
		2014	--
		2013	--

Contacts and Further Information

Fund	The SAI contains more detailed information about each Fund. The SAI is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Investments

Additional information about each Fund's investments can be found:

  On our website at http://USmutualfund.bailliegifford.com. Following its commencement of operations, each Fund's portfolio holdings as of each calendar quarter's end, approximately 10 days after that quarter's end.

  In the SAI. The Trust's policies on disclosing the Funds' portfolio holdings are described in the SAI.

  In the annual and semi-annual reports to shareholders. These reports will include a discussion of the market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year to date.

Copies of Reports

The Funds' Prospectus and the SAI are available and, following a Fund's commencement of operations, its annual report and semi-annual reports will be available, free of charge using the contacts below.

In addition to this, the reports can be found:

  In the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

  On the EDGAR database on the SEC's Internet site at http://www.sec.gov. This website includes reports and other information about the Funds. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

  On the Trust's website, at http://USmutualfund.bailliegifford.com.

Other Shareholder Queries	Shareholders may request other information about the Fund and may direct inquiries to the Trust c/o Baillie Gifford Overseas Limited, or BGFS using the contacts below.

Contact the Trust

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN
Toll-Free Telephone	1-844-394-6127

Contact the Transfer Agent

New Account Emails	BGUSNewAcctSetUp@bnymellon.com
Purchase and Redemption Requests	BGUSInstTrades@bnymellon.com
Inquiry Emails	BMI.InstInquiry@bnymellon.com
Mail	BNY Mellon Asset Servicing, 4400 Computer Drive, 015-2W12, Westborough, MA 01581-1722
Toll-Free Telephone	1-844-741-5143

Investment Company Act File No. 811-101455